UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21934

RiverNorth Funds
(Exact name of registrant as specified in charter)

325 N. LaSalle Street, Suite 645, Chicago, IL 60654
(Address of principal executive offices) (Zip code)

Marc L. Collins
325 N. LaSalle Street, Suite 645
Chicago, IL 60654
(Name and address of agent for service)

Registrant's telephone number, including area code: 312-832-1440

Date of fiscal year end:  09/30

Date of reporting period:  6/30/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1‑5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

RiverNorth Core Opportunity Fund

SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 65.22%
558,553	Aberdeen Asia-Pacific Income Fund, Inc.	$2,798,351
268,587	Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.(a)	3,239,159
1,711,552	Adams Diversified Equity Fund, Inc.	21,685,364
156,082	Advent Claymore Convertible Securities and Income Fund II	861,573
511,347	AllianzGI Equity & Convertible Income Fund	9,403,671
69,905	Alpine Global Dynamic Dividend Fund	591,396
2,090,751	Alpine Total Dynamic Dividend Fund	15,178,852
235,017	Apollo Tactical Income Fund, Inc.	3,391,295
381,020	Avenue Income Credit Strategies Fund	4,564,620
111,997	Babson Capital Global Short Duration High Yield Fund	2,000,266
626,694	BlackRock Corporate High Yield Fund, Inc.	6,542,685
1,393,116	BlackRock Credit Allocation Income Trust	18,138,370
943,436	BlackRock Debt Strategies Fund, Inc.	3,330,329
646,722	BlackRock Global Opportunities Equity Trust	7,663,656
356,679	BlackRock Multi-Sector Income Trust	5,903,037
204,976	BlackRock Resources & Commodity Strategy Trust	1,578,315
309,478	Blackstone/GSO Long-Short Credit Income Fund	4,471,957
500,770	Blackstone/GSO Strategic Credit Fund	7,206,080
1,728,765	Boulder Growth & Income Fund, Inc.	14,054,859
369,048	Brookfield Global Listed Infrastructure Income Fund, Inc.	4,856,672
155,635	Calamos Global Dynamic Income Fund	1,092,558
701,194	CBRE Clarion Global Real Estate Income Fund	5,770,827
122,057	Central Europe, Russia and Turkey Fund, Inc.	2,236,084
737,465	Central Fund of Canada Ltd. - Class A	10,250,763
21,195	Central Securities Corp.	416,270
415,634	ClearBridge American Energy MLP Fund, Inc.	3,595,234
572,712	ClearBridge Energy MLP Total Return Fund, Inc.	7,330,714
274,153	Clough Global Allocation Fund	3,207,590
1,211,584	Clough Global Equity Fund(b)	12,976,065
3,053,415	Clough Global Opportunities Fund(b)	28,488,362
478,564	Deutsche High Income Trust	4,201,792
128,215	Deutsche Strategic Income Trust	1,471,870
662,562	Eaton Vance Limited Duration Income Fund	8,904,833
277,752	Eaton Vance Short Duration Diversified Income Fund	3,749,652
380,697	First Trust High Income Long/Short Fund	5,645,736
431,555	Franklin Limited Duration Income Trust	5,006,038
362,709	General American Investors Co., Inc.	11,178,691
517,262	Invesco Dynamic Credit Opportunities Fund	5,700,227
239,264	Ivy High Income Opportunities Fund	3,270,739
6,362,187	Liberty All Star® Equity Fund	31,938,179
459,430	LMP Capital and Income Fund, Inc.	6,032,316
165,767	Madison Strategic Sector Premium Fund	1,906,337
190,833	MFS Charter Income Trust	1,616,355
1,203,760	MFS Multimarket Income Trust	7,282,748
192,345	Morgan Stanley Emerging Markets Debt Fund, Inc.	1,781,115
577,995	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	4,433,222
140,147	Neuberger Berman High Yield Strategies Fund, Inc.	1,534,610
1,623,401	Neuberger Berman Real Estate Securities Income Fund, Inc.	9,220,918
322,219	NexPoint Credit Strategies Fund	6,866,487
1,165,081	Nuveen Credit Strategies Income Fund	9,413,854
458,677	Nuveen Mortgage Opportunity Term Fund	10,595,439
145,812	Nuveen Mortgage Opportunity Term Fund 2	3,251,608
1,292,119	PIMCO Dynamic Credit Income Fund	24,718,236

Shares/Description		Value
193,460	Prudential Global Short Duration High Yield Fund, Inc.	$2,903,835
117,716	Royce Global Value Trust, Inc.	894,642
2,040,824	Royce Value Trust, Inc.	24,020,498
1,008,605	Sprott Focus Trust, Inc.	6,475,244
1,424,880	Templeton Global Income Fund	9,062,237
1,090,903	Tri-Continental Corp.	22,407,148
83,331	Virtus Global Multi-Sector Income Fund	1,263,298
236,924	Voya Emerging Markets High Income Dividend Equity Fund	1,741,391
493,772	Wells Fargo Advantage Multi-Sector Income Fund	6,246,216
397,462	Western Asset Emerging Markets Debt Fund, Inc.	6,112,966
508,507	Western Asset Emerging Markets Income Fund, Inc.	5,512,216
247,115	Western Asset Global Corporate Defined Opportunity Fund, Inc.	4,210,840
1,104,681	Western Asset High Income Opportunity Fund, Inc.	5,412,937
661,072	Western Asset Managed High Income Fund, Inc.	3,120,260
327,489	Western Asset Worldwide Income Fund, Inc.	3,599,104
365,742	Zweig Fund, Inc.	4,604,692
641,779	Zweig Total Return Fund, Inc.	7,720,601

TOTAL CLOSED-END FUNDS
(Cost $509,717,637)		497,854,101

BUSINESS DEVELOPMENT COMPANIES - 1.83%
881,669	American Capital Ltd.(a)	13,956,820

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $12,171,571)		13,956,820

EXCHANGE-TRADED FUNDS - 15.91%
54,099	Guggenheim S&P 500® Top 50® ETF	7,987,176
30,000	iShares® Russell 2000® ETF	3,449,400
209,517	Market Vectors® Gold Miners ETF	5,805,716
521,245	PowerShares® FTSE RAFI Emerging Markets Portfolio	8,470,231
240,668	PowerShares® FTSE RAFI US 1000 Portfolio	21,785,268
145,259	SPDR® S&P 500® ETF Trust	30,428,129
482,753	Vanguard® FTSE Developed Markets ETF	17,070,146
751,375	Vanguard® FTSE Emerging Markets ETF	26,470,941

TOTAL EXCHANGE-TRADED FUNDS
(Cost $119,181,282)		121,467,007

OPEN-END FUNDS - 0.36%
333,837	AB Income Fund	2,710,757

TOTAL OPEN-END FUNDS
(Cost $2,497,976)		2,710,757

PREFERRED STOCKS - 0.22%
61,158	General American Investors Co., Inc., Series B, 5.950%	1,649,431

TOTAL PREFERRED STOCKS
(Cost $1,444,152)		1,649,431

Shares/Description		Value
SHORT-TERM INVESTMENTS - 14.43%
Money Market Fund
110,178,526	State Street Institutional Trust (7 Day Yield 0.14%)	$110,178,526

TOTAL SHORT-TERM INVESTMENTS
(Cost $110,178,526)		110,178,526

TOTAL INVESTMENTS - 97.97%
(Cost $755,191,144)		747,816,642
CASH SEGREGATED AT CUSTODIAN FOR TOTAL RETURN SWAP CONTRACTS - 0.05%		400,000
NET RECEIVABLE FROM PURCHASE AND SETTLEMENT AGREEMENT - 0.26%(c)		2,022,178
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.71%		13,067,714
NET ASSETS - 100.00%		$763,306,534

(a)	Non-income producing security.
(b)	Affiliated company. See Note 6 to Notes to Financial Statements.
(c)	See Note 4 to Notes to Financial Statements.

Common Abbreviations:
FTSE – Financial Times Stock Exchange.
RAFI – Research Affiliates Fundamental Index.
S&P – Standard & Poor’s.
SPDR – Standard and Poor's Depositary Receipt.

TOTAL RETURN SWAP CONTRACTS*

Counterparty	Reference Asset	Termination Date	Rate paid by the Fund	Notional Amount	Upfront Premiums Paid	Unrealized Appreciation
ReFlow Fund, LLC(a)	Net Asset Value	12/16/2016	2.22%	$70,000,000	$–	$577,407
Goldman Sachs	Fifth Street Finance Corp., Common Shares	01/25/2017	1.18%	465,334	465,334	519
						$577,926

TOTAL RETURN SWAP CONTRACTS* (Continued)

Counterparty	Reference Asset	Termination Date	Rate paid by the Fund	Notional Amount	Upfront Premiums Paid	Unrealized Deprectiation
Goldman Sachs	Fifth Street Finance Corp., Common Shares	10/27/2016	1.18%	$1,929,552	$1,929,552	$(243,367)
Goldman Sachs	Fifth Street Finance Corp., Common Shares	10/28/2016	1.18%	$1,960,842	$1,960,842	$(274,657)
Goldman Sachs	Fifth Street Finance Corp., Common Shares	10/31/2016	1.18%	1,971,266	1,971,266	(285,086)
Goldman Sachs	Fifth Street Finance Corp., Common Shares	01/20/2017	1.18%	1,354,045	1,354,045	(15,620)
Goldman Sachs	Fifth Street Finance Corp., Common Shares	01/24/2017	1.18%	311,483	311,483	(15,507)
						$(834,237)

(a)	The Fund receives monthly payments based on any positive monthly return of the Reference Asset. The Fund makes payments on any negative monthly return of such Reference Asset.

*	See Note 4 in the Notes to Financial Statements.

RiverNorth/DoubleLine Strategic Income Fund

SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 27.48%
2,534,206	Aberdeen Asia-Pacific Income Fund, Inc.	$12,696,372
315,609	Advent Claymore Convertible Securities and Income Fund	4,402,746
805,025	Advent Claymore Convertible Securities and Income Fund II	4,443,738
408,091	Advent/Claymore Enhanced Growth & Income Fund	3,342,265
677,921	AllianceBernstein Global High Income Fund, Inc.	8,324,870
225,046	AllianzGI Diversified Income & Convertible Fund	3,999,067
230,426	Apollo Senior Floating Rate Fund, Inc.	3,640,731
599,626	Ares Dynamic Credit Allocation Fund, Inc.	8,244,858
437,243	Babson Capital Global Short Duration High Yield Fund	7,809,160
2,087,951	BlackRock Corporate High Yield Fund, Inc.	21,798,208
1,759,046	BlackRock Credit Allocation Income Trust	22,902,779
3,645,963	BlackRock Debt Strategies Fund, Inc.	12,870,249
347,586	BlackRock Floating Rate Income Strategies Fund, Inc.	4,570,756
60,539	BlackRock Income Trust, Inc.	401,374
239,545	BlackRock Limited Duration Income Trust	3,653,061
511,077	BlackRock Multi-Sector Income Trust	8,458,324
836,317	Blackstone/GSO Strategic Credit Fund	12,034,602
475,368	Brookfield High Income Fund, Inc.	3,427,403
536,588	Brookfield Mortgage Opportunity Income Fund, Inc.	7,979,064
313,808	Calamos Convertible and High Income Fund	3,329,503
1,311,274	Calamos Convertible Opportunities and Income Fund	12,889,823
979,780	Credit Suisse Asset Management Income Fund, Inc.	2,870,755
205,534	Deutsche Global High Income Fund, Inc.	1,670,991
455,060	Deutsche High Income Opportunities Fund, Inc.	6,188,816
604,704	Deutsche Multi-Market Income Trust	4,928,338
1,642,379	Eaton Vance Limited Duration Income Fund	22,073,574
1,018,138	Eaton Vance Senior Income Trust	6,119,009
267,675	Eaton Vance Short Duration Diversified Income Fund	3,613,613
265,855	First Trust Aberdeen Global Opportunity Income Fund	3,041,381
578,167	First Trust High Income Long/Short Fund	8,574,217
192,271	First Trust Strategic High Income Fund II	2,299,561
329,024	Franklin Limited Duration Income Trust	3,816,678
1,414,683	Invesco Dynamic Credit Opportunities Fund	15,589,807
182,186	Invesco High Income Trust II	2,506,879
2,311,731	Invesco Senior Income Trust	9,663,036
147,988	KKR Income Opportunities Fund	2,228,699
455,821	Legg Mason BW Global Income Opportunities Fund, Inc.	5,907,440
217,228	LMP Corporate Loan Fund, Inc.	2,248,310
1,223,805	MFS Charter Income Trust	10,365,628
1,002,824	MFS Multimarket Income Trust	6,067,085
483,942	Morgan Stanley Emerging Markets Debt Fund, Inc.	4,481,303
1,394,786	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	10,698,009
230,385	Morgan Stanley Income Securities, Inc.	4,227,565
374,040	Neuberger Berman High Yield Strategies Fund, Inc.	4,095,738
136,835	NexPoint Credit Strategies Fund	2,915,954
53,894	Nuveen Build America Bond Opportunity Fund	1,223,394
2,063,381	Nuveen Credit Strategies Income Fund	16,672,119
407,697	Nuveen Floating Rate Income Fund	4,215,587
252,601	Nuveen Floating Rate Income Opportunity Fund	2,591,686
670,313	Nuveen Global High Income Fund	9,645,804
141,234	Nuveen Municipal Market Opportunity Fund, Inc.	2,129,809
1,034,684	Nuveen Senior Income Fund	6,249,491
231,649	Nuveen Short Duration Credit Opportunities Fund	3,641,522
3,532,607	PIMCO Dynamic Credit Income Fund	67,578,772

Shares/Description		Value
293,106	Pioneer Floating Rate Trust	$3,303,305
745,734	Prudential Global Short Duration High Yield Fund, Inc.	11,193,467
321,101	Prudential Short Duration High Yield Fund, Inc.	5,070,185
275,931	Putnam High Income Securities Fund	2,116,391
157,528	Putnam Master Intermediate Income Trust	682,096
218,600	Putnam Premier Income Trust	1,027,420
1,253,801	Templeton Emerging Markets Income Fund	13,127,297
2,166,040	Templeton Global Income Fund	13,776,014
386,464	The GDL Fund	3,837,588
528,238	The New America High Income Fund, Inc.	4,516,435
229,691	Virtus Global Multi-Sector Income Fund	3,482,116
260,130	Voya Prime Rate Trust	1,331,866
197,444	Wells Fargo Advantage Income Opportunities Fund	1,559,808
751,459	Wells Fargo Advantage Multi-Sector Income Fund	9,505,956
458,253	Western Asset Emerging Markets Debt Fund, Inc.	7,047,931
503,539	Western Asset Emerging Markets Income Fund, Inc.	5,458,363
162,956	Western Asset Global Corporate Defined Opportunity Fund, Inc.	2,776,770
1,276,906	Western Asset High Income Opportunity Fund, Inc.	6,256,839
668,312	Western Asset High Yield Defined Opportunity Fund, Inc.	10,038,046
711,320	Western Asset Managed High Income Fund, Inc.	3,357,430
67,884	Western Asset Worldwide Income Fund, Inc.	746,045
540,457	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	6,004,477

TOTAL CLOSED-END FUNDS
(Cost $592,177,587)		547,575,368

BUSINESS DEVELOPMENT COMPANIES - 1.28%
1,612,285	American Capital Ltd.(a)	25,522,472

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $22,825,570)		25,522,472

OPEN-END FUNDS - 3.11%
4,515,877	AB Income Fund	36,668,921
2,742,513	RiverNorth/Oaktree High Income Fund, Class I(b)	25,231,123

TOTAL OPEN-END FUNDS
(Cost $60,675,370)		61,900,044

PREFERRED STOCKS - 0.72%
84,225	Apollo Commercial Real Estate Finance, Inc., Series A, 8.625%	2,139,315
136,456	Gladstone Investment Corp., Series C, 6.500%	3,409,517
72,100	Hercules Capital, Inc., 6.250%	1,839,271
125,774	Kayne Anderson MLP Investment Co., Series F, 3.500%	3,172,020
76,371	The GDL Fund, Series B, 3.000%	3,850,626

TOTAL PREFERRED STOCKS
(Cost $14,472,676)		14,410,749

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY SENIOR NOTES - 1.34%
232,005	Fifth Street Finance Corp.	6.13%	04/30/2028	5,913,807
153,745	Main Street Capital Corp.	6.13%	04/01/2023	3,934,335
91,823	Medley Capital Corp.	7.13%	03/30/2019	2,330,468

Shares/Description		Rate	Maturity	Value
44,088	Medley Capital Corp.	6.50%	01/30/2021	$1,093,382
164,248	Medley Capital Corp.	6.13%	03/30/2023	4,078,278
135,503	MVC Capital, Inc.	7.25%	01/15/2023	3,405,204
124,486	THL Credit, Inc.	6.75%	11/15/2021	3,149,496
112,510	THL Credit, Inc.	6.75%	12/30/2022	2,822,876

TOTAL BUSINESS DEVELOPMENT COMPANY SENIOR NOTES
(Cost $26,243,303)				26,727,846

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 2.35%
Australia - 0.07%
$585,000	Australia & New Zealand Banking Group Ltd.(c)	4.88%	01/12/2021	660,469
660,000	Westpac Banking Corp.	2.60%	11/23/2020	682,684
				1,343,153
Bermuda - 0.05%
600,000	Digicel Group Ltd.(c)	7.13%	04/01/2022	449,250
400,000	Digicel Group Ltd.(d)	7.13%	04/01/2022	299,500
200,000	Inkia Energy Ltd.(d)	8.38%	04/04/2021	211,000
				959,750
Brazil - 0.01%
100,000	Cosan Overseas Ltd.(e)	8.25%	Perpetual Maturity	95,500
1,500,000	OAS Finance Ltd.(c)(e)(f)	8.88%	Perpetual Maturity	24,750
				120,250
British Virgin Islands - 0.02%
400,000	Magnesita Finance Ltd.(d)(e)	8.63%	Perpetual Maturity	305,000
200,000	Sinopec Group Overseas Development 2015 Ltd.(c)	2.50%	04/28/2020	202,358
				507,358
Canada - 0.08%
645,000	Bank of Montreal	2.38%	01/25/2019	662,394
70,000	Lundin Mining Corp.(c)	7.50%	11/01/2020	71,750
70,000	Open Text Corp.(c)	5.88%	06/01/2026	70,525
160,000	Royal Bank of Canada	2.50%	01/19/2021	165,683
690,000	The Toronto-Dominion Bank	2.13%	04/07/2021	702,750
				1,673,102
Cayman Islands - 0.20%
500,000	Agromercantil Senior Trust(c)	6.25%	04/10/2019	519,750
150,000	Bantrab Senior Trust(d)	9.00%	11/14/2020	133,800
800,000	Grupo Aval Ltd.(d)	4.75%	09/26/2022	785,000
200,000	GrupoSura Finance SA(c)	5.50%	04/29/2026	208,750
913,749	Guanay Finance Ltd.(d)	6.00%	12/15/2020	911,464
600,000	Industrial Senior Trust(c)	5.50%	11/01/2022	591,000
300,000	Industrial Senior Trust(d)	5.50%	11/01/2022	295,500
650,000	Peru Enhanced Pass-Through Finance Ltd.(d)(g)	0.00%	06/02/2025	514,118
				3,959,382
Chile - 0.13%
200,000	Banco de Credito e Inversiones(d)	4.00%	02/11/2023	211,054
800,000	CorpGroup Banking SA(c)	6.75%	03/15/2023	749,000
1,000,000	Empresa Electrica Angamos SA(d)	4.88%	05/25/2029	986,225

Principal Amount/Description		Rate	Maturity	Value
$500,000	Latam Airlines Group SA(c)	7.25%	06/09/2020	$486,875
200,000	Sociedad Quimica y Minera de Chile SA(d)	5.50%	04/21/2020	211,000
				2,644,154
Colombia - 0.14%
450,000	Banco Bilbao Vizcaya Argentaria Colombia SA(d)	4.88%	04/21/2025	446,625
200,000	Banco de Bogota SA(d)	6.25%	05/12/2026	204,000
250,000	Banco GNB Sudameris SA(d)	7.50%	07/30/2022	260,625
300,000	Bancolombia SA	6.13%	07/26/2020	322,500
900,000	Ecopetrol SA	5.88%	05/28/2045	785,700
600,000	Pacific Exploration and Production Corp.(c)	5.13%	03/28/2023	114,000
100,000	Pacific Exploration and Production Corp.(c)	5.63%	01/19/2025	19,000
400,000	Pacific Exploration and Production Corp.(d)	5.13%	03/28/2023	76,000
600,000	Transportadora de Gas Internacional SA ESP(d)	5.70%	03/20/2022	628,500
				2,856,950
Costa Rica - 0.09%
400,000	Banco de Costa Rica(d)	5.25%	08/12/2018	410,500
200,000	Banco Nacional de Costa Rica(c)	5.88%	04/25/2021	206,590
600,000	Banco Nacional de Costa Rica(d)	4.88%	11/01/2018	613,500
400,000	Instituto Costarricense de Electricidad(c)	6.95%	11/10/2021	416,000
200,000	Instituto Costarricense de Electricidad(d)	6.95%	11/10/2021	208,000
				1,854,590
Curacao - 0.05%
300,000	SUAM Finance BV(d)	4.88%	04/17/2024	312,000
687,000	Teva Pharmaceutical Finance Co. BV	2.95%	12/18/2022	699,881
				1,011,881
Dominican Republic - 0.05%
400,000	Aeropuertos Dominicanos Siglo XXI SA(d)	9.75%	11/13/2019	427,800
300,000	Banco de Reservas de la Republica Dominicana(c)	7.00%	02/01/2023	301,500
200,000	Banco de Reservas de la Republica Dominicana(d)	7.00%	02/01/2023	201,000
				930,300
France - 0.03%
275,000	Orange SA	2.75%	09/14/2016	276,039
311,000	Orange SA	2.75%	02/06/2019	320,686
				596,725
Great Britain - 0.18%
660,000	AstraZeneca PLC	2.38%	11/16/2020	678,229
550,000	BP Capital Markets PLC	3.06%	03/17/2022	568,810
105,000	BP Capital Markets PLC	3.12%	05/04/2026	106,950
1,188,000	British Telecommunications PLC	5.95%	01/15/2018	1,271,959
107,000	Delphi Automotive PLC	4.25%	01/15/2026	116,799
1,000,000	Vedanta Resources PLC(c)	7.13%	05/31/2023	762,500
				3,505,247
Guatemala - 0.02%
400,000	Comcel Trust via Comunicaciones Celulares SA(d)	6.88%	02/06/2024	392,000

India - 0.13%
600,000	Adani Ports & Special Economic Zone Ltd.(d)	3.50%	07/29/2020	597,728
200,000	Bharat Petroleum Corp. Ltd.	4.00%	05/08/2025	203,675
400,000	Bharti Airtel Ltd.(d)	4.38%	06/10/2025	420,184
200,000	Export-Import Bank of India	3.13%	07/20/2021	203,375
400,000	ONGC Videsh Ltd.	3.75%	05/07/2023	409,281
200,000	ONGC Videsh Ltd.	4.63%	07/15/2024	214,170

Principal Amount/Description		Rate	Maturity	Value
$500,000	Reliance Industries Ltd.(d)(e)	5.88%	Perpetual Maturity	$509,975
				2,558,388
Israel - 0.05%
600,000	Delek & Avner Tamar Bond Ltd.(c)	4.44%	12/30/2020	623,250
360,000	Delek & Avner Tamar Bond Ltd.(c)	5.41%	12/30/2025	373,050
				996,300
Japan - 0.03%
665,000	Sumitomo Mitsui Financial Group, Inc.	2.93%	03/09/2021	693,639

Luxembourg - 0.07%
655,000	Actavis Funding SCS	2.35%	03/12/2018	664,201
85,000	Intelsat Jackson Holdings SA	5.50%	08/01/2023	54,187
35,000	Intelsat Jackson Holdings SA(c)	8.00%	02/15/2024	34,650
650,000	Minerva Luxembourg SA(c)(e)(h)	8.75%	Perpetual Maturity	659,750
				1,412,788
Malaysia - 0.02%
500,000	Petronas Global Sukuk Ltd.(d)	2.71%	03/18/2020	506,551

Mexico - 0.36%
900,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander(d)(h)	5.95%	01/30/2024	949,500
300,000	BBVA Bancomer SA(c)(h)	5.35%	11/12/2029	297,750
700,000	BBVA Bancomer SA(d)(h)	5.35%	11/12/2029	694,750
200,000	Credito Real SAB de CV SOFOM ER(c)	7.50%	03/13/2019	207,000
725,182	Fermaca Enterprises S de RL de CV(c)	6.38%	03/30/2038	725,182
241,727	Fermaca Enterprises S de RL de CV(d)	6.38%	03/30/2038	241,728
300,000	Grupo Elektra SAB de CV(d)	7.25%	08/06/2018	297,750
600,000	Grupo Idesa SA de CV(c)	7.88%	12/18/2020	613,500
200,000	Grupo Idesa SA de CV(d)	7.88%	12/18/2020	204,500
665,966	Mexico Generadora de Energia S de rl(d)	5.50%	12/06/2032	642,657
200,000	Petroleos Mexicanos	5.50%	01/21/2021	212,228
1,075,000	Petroleos Mexicanos	5.63%	01/23/2046	983,894
200,000	Sixsigma Networks Mexico SA de CV(c)	8.25%	11/07/2021	200,750
300,000	TV Azteca SAB de CV(d)	7.50%	05/25/2018	202,500
250,000	Unifin Financiera SAPI de CV SOFOM ENR(c)	6.25%	07/22/2019	245,250
400,000	Unifin Financiera SAPI de CV SOFOM ENR(d)	6.25%	07/22/2019	392,400
				7,111,339
Netherlands - 0.10%
400,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It(c)	7.95%	05/11/2026	417,500
250,000	Ajecorp BV(d)	6.50%	05/14/2022	103,125
300,000	CIMPOR Financial Operations BV(c)	5.75%	07/17/2024	224,250
200,000	CIMPOR Financial Operations BV(d)	5.75%	07/17/2024	149,500
200,000	Marfrig Holdings Europe BV(c)	8.00%	06/08/2023	204,600
40,000	NXP BV / NXP Funding LLC(c)	4.13%	06/01/2021	40,700
355,000	Shell International Finance BV	1.38%	05/10/2019	356,197
600,000	VTR Finance BV(d)	6.88%	01/15/2024	599,688
				2,095,560
Panama - 0.16%
450,000	Aeropuerto Internacional de Tocumen SA	5.75%	10/09/2023	472,500
700,000	AES El Salvador Trust II(d)	6.75%	03/28/2023	605,500
400,000	Avianca Holdings SA / Avianca Leasing LLC / Grupo Taca Holdings Ltd.(c)	8.38%	05/10/2020	326,040

Principal Amount/Description		Rate	Maturity	Value
$400,000	Avianca Holdings SA / Avianca Leasing LLC / Grupo Taca Holdings Ltd.(d)	8.38%	05/10/2020	$326,040
300,000	Banco Latinoamericano de Comercio Exterior SA(d)	3.25%	05/07/2020	302,250
671,566	ENA Norte Trust(d)	4.95%	04/25/2023	686,676
400,000	Global Bank Corp.(d)	5.13%	10/30/2019	414,000
				3,133,006
Paraguay - 0.08%
350,000	Banco Continental SAECA(d)	8.88%	10/15/2017	356,563
150,000	Banco Regional SAECA(c)	8.13%	01/24/2019	158,062
600,000	Banco Regional SAECA(d)	8.13%	01/24/2019	632,250
400,000	Telefonica Celular del Paraguay SA(d)	6.75%	12/13/2022	404,000
				1,550,875
Peru - 0.17%
600,000	Abengoa Transmision Sur SA(c)	6.88%	04/30/2043	627,000
200,000	Abengoa Transmision Sur SA(d)	6.88%	04/30/2043	209,000
180,000	Camposol SA(c)	10.50%	07/15/2021	151,200
300,000	Cia Minera Ares SAC(d)	7.75%	01/23/2021	313,125
400,000	Corp. Azucarera del Peru SA(d)	6.38%	08/02/2022	371,200
200,000	Inkia Energy Ltd.(c)	8.38%	04/04/2021	211,000
127,000	Maestro Peru SA(d)	6.75%	09/26/2019	132,080
500,000	Pesquera Exalmar SAA(c)	7.38%	01/31/2020	380,625
500,000	Pesquera Exalmar SAA(d)	7.38%	01/31/2020	380,625
600,000	Volcan Cia Minera SAA(d)	5.38%	02/02/2022	540,000
				3,315,855
Singapore - 0.04%
400,000	Oversea-Chinese Banking Corp. Ltd.(d)(h)	4.00%	10/15/2024	419,026
400,000	United Overseas Bank Ltd.(h)	3.50%	09/16/2026	408,662
				827,688
Trinidad/Tobago - 0.02%
300,000	National Gas Co. of Trinidad & Tobago Ltd.(d)	6.05%	01/15/2036	312,000

TOTAL FOREIGN CORPORATE BONDS
(Cost $50,148,494)				46,868,831

U.S. CORPORATE BONDS - 3.22%
Advertising - 0.03%
635,000	Omnicom Group, Inc.	3.60%	04/15/2026	670,497

Aerospace/Defense - 0.08%
665,000	Lockheed Martin Corp.	4.70%	05/15/2046	785,837
451,000	The Boeing Co.	6.88%	03/15/2039	678,897
110,000	TransDigm, Inc.	6.00%	07/15/2022	111,120
				1,575,854
Agriculture - 0.03%
635,000	Reynolds American, Inc.	4.00%	06/12/2022	691,114

Apparel - 0.00%(i)
70,000	Levi Strauss & Co.	5.00%	05/01/2025	70,700

Auto Manufacturers - 0.09%
520,000	Ford Motor Co.	7.45%	07/16/2031	696,746
510,000	General Motors Financial Co., Inc.	2.40%	05/09/2019	510,960
345,000	General Motors Financial Co., Inc.	3.20%	07/13/2020	349,862
145,000	General Motors Financial Co., Inc.	3.20%	07/06/2021	145,584
				1,703,152

Principal Amount/Description		Rate	Maturity	Value
Auto Parts & Equipment - 0.04%
$95,000	American Axle & Manufacturing, Inc.	6.63%	10/15/2022	$102,125
55,000	Dana Holding Corp.	5.50%	12/15/2024	52,525
545,000	Delphi Corp.	4.15%	03/15/2024	580,531
100,000	The Goodyear Tire & Rubber Co.	5.13%	11/15/2023	103,750
				838,931
Banks - 0.42%
365,000	Bank of America Corp.	2.00%	01/11/2018	367,645
500,000	Bank of America Corp.	2.63%	04/19/2021	508,207
555,000	BB&T Corp.	2.45%	01/15/2020	570,794
390,000	BB&T Corp.	2.05%	05/10/2021	395,962
320,000	Citigroup, Inc.	2.65%	10/26/2020	326,002
625,000	Citigroup, Inc.	2.70%	03/30/2021	637,741
680,000	JPMorgan Chase & Co.	2.40%	06/07/2021	689,812
665,000	JPMorgan Chase & Co.	4.25%	10/01/2027	708,116
300,000	Morgan Stanley	2.65%	01/27/2020	305,230
215,000	Morgan Stanley	2.50%	04/21/2021	217,517
480,000	Morgan Stanley	3.88%	01/27/2026	512,067
655,000	PNC Funding Corp.	3.30%	03/08/2022	697,215
480,000	State Street Corp.	3.55%	08/18/2025	522,858
230,000	State Street Corp.	2.65%	05/19/2026	235,123
525,000	The Goldman Sachs Group, Inc.	2.88%	02/25/2021	538,768
655,000	Wells Fargo & Co.	3.55%	09/29/2025	699,238
465,000	Wells Fargo & Co.	3.00%	04/22/2026	474,587
				8,406,882
Beverages - 0.04%
190,000	Anheuser-Busch InBev Finance, Inc.	4.90%	02/01/2046	223,480
335,000	The Coca-Cola Co.	1.65%	11/01/2018	340,158
315,000	The Coca-Cola Co.	1.88%	10/27/2020	322,175
				885,813
Biotechnology - 0.02%
335,000	Celgene Corp.	3.88%	08/15/2025	358,176

Chemicals - 0.03%
95,000	Ashland, Inc.	4.75%	08/15/2022	95,594
400,000	Braskem America Finance Co.(d)	7.13%	07/22/2041	381,040
50,000	PQ Corp.(c)	6.75%	11/15/2022	52,125
				528,759
Commercial Services - 0.01%
100,000	Prime Security Services Borrower LLC / Prime Finance, Inc.(c)	9.25%	05/15/2023	106,250
45,000	Team Health, Inc.(c)	7.25%	12/15/2023	48,268
				154,518
Computers - 0.09%
508,000	Apple, Inc.	4.65%	02/23/2046	573,751
80,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.(c)	7.13%	06/15/2024	83,680
400,000	Hewlett Packard Enterprise Co.(c)	3.60%	10/15/2020	417,957
705,000	International Business Machines Corp.	1.13%	02/06/2018	708,201
25,000	Western Digital Corp.(c)	7.38%	04/01/2023	26,688
				1,810,277
Cosmetics/Personal Care - 0.00%(i)
55,000	Revlon Consumer Products Corp.	5.75%	02/15/2021	53,350

Distribution/Wholesale - 0.01%
100,000	HD Supply, Inc.	7.50%	07/15/2020	104,990

Diversified Financial Services - 0.23%
20,000	Air Lease Corp.	3.38%	06/01/2021	20,530

Principal Amount/Description		Rate	Maturity	Value
$660,000	Air Lease Corp.	3.75%	02/01/2022	$676,969
645,000	Ally Financial, Inc.	4.13%	03/30/2020	648,225
40,000	Ally Financial, Inc.	4.25%	04/15/2021	40,050
195,000	American Express Credit Corp.	2.13%	03/18/2019	199,095
265,000	American Express Credit Corp.	2.25%	08/15/2019	270,639
835,000	American Express Credit Corp.	2.25%	05/05/2021	850,661
529,000	National Rural Utilities Cooperative Finance Corp.	10.38%	11/01/2018	639,396
520,000	National Rural Utilities Cooperative Finance Corp.	2.00%	01/27/2020	531,018
659,000	Synchrony Financial	3.00%	08/15/2019	672,488
				4,549,071
Electric - 0.16%
787,000	Berkshire Hathaway Energy Co.	6.50%	09/15/2037	1,085,919
545,000	Duke Energy Progress, Inc.	4.15%	12/01/2044	602,128
410,000	Exelon Corp.	3.40%	04/15/2026	429,597
70,000	NRG Energy, Inc.(c)	7.25%	05/15/2026	70,000
1,000,000	The Southern Co.	2.45%	09/01/2018	1,024,593
				3,212,237
Engineering & Construction - 0.01%
100,000	SBA Communications Corp.	5.63%	10/01/2019	103,625

Entertainment - 0.02%
70,000	GLP Capital LP / GLP Financing II, Inc.	5.38%	04/15/2026	72,625
50,000	Regal Entertainment Group	5.75%	03/15/2022	51,500
105,000	Scientific Games International, Inc.(c)	7.00%	01/01/2022	106,050
85,000	WMG Acquisition Corp.(c)	6.75%	04/15/2022	86,062
				316,237
Environmental Control - 0.03%
530,000	Waste Management, Inc.	4.10%	03/01/2045	578,049

Food - 0.14%
115,000	JBS USA LLC / JBS USA Finance, Inc.(c)	5.75%	06/15/2025	108,675
160,000	Kraft Heinz Foods Co.(c)	2.00%	07/02/2018	162,265
35,000	Pilgrim's Pride Corp.(c)	5.75%	03/15/2025	35,088
65,000	Post Holdings, Inc.	7.38%	02/15/2022	68,575
970,000	The Kroger Co.	3.40%	04/15/2022	1,039,058
30,000	TreeHouse Foods, Inc.(c)	6.00%	02/15/2024	32,154
1,285,000	Tyson Foods, Inc.	3.95%	08/15/2024	1,391,733
				2,837,548
Forest Products & Paper - 0.07%
1,315,000	Georgia-Pacific LLC(c)	3.60%	03/01/2025	1,409,696

Hand/Machine Tools - 0.01%
115,000	Milacron LLC / Mcron Finance Corp.(c)	7.75%	02/15/2021	119,025

Healthcare-Products - 0.09%
1,000,000	Thermo Fisher Scientific, Inc.	3.30%	02/15/2022	1,042,336
660,000	Zimmer Biomet Holdings, Inc.	1.45%	04/01/2017	660,546
				1,702,882
Healthcare-Services - 0.12%
678,000	Anthem, Inc.	2.30%	07/15/2018	688,332
95,000	Centene Corp.(c)	5.63%	02/15/2021	99,275
10,000	HCA, Inc.	5.38%	02/01/2025	10,275
90,000	HCA, Inc.	5.88%	02/15/2026	93,600
660,000	Laboratory Corp. of America Holdings	2.50%	11/01/2018	670,822
495,000	Laboratory Corp. of America Holdings	4.70%	02/01/2045	530,808
105,000	MPH Acquisition Holdings LLC(c)	7.13%	06/01/2024	110,512
35,000	RegionalCare Hospital Partners Holdings, Inc.(c)	8.25%	05/01/2023	35,963

Principal Amount/Description		Rate	Maturity	Value
$120,000	Select Medical Corp.	6.38%	06/01/2021	$115,800
110,000	Tenet Healthcare Corp.	6.75%	06/15/2023	105,738
				2,461,125
Holding Companies-Diversified - 0.04%
85,000	Argos Merger Sub, Inc.(c)	7.13%	03/15/2023	87,656
675,000	MUFG Americas Holdings Corp.	1.63%	02/09/2018	675,789
				763,445
Household Products/Wares - 0.01%
100,000	Spectrum Brands, Inc.	5.75%	07/15/2025	104,625

Housewares - 0.01%
155,000	Newell Brands, Inc.	3.15%	04/01/2021	161,668

Insurance - 0.09%
855,000	Liberty Mutual Group, Inc.(c)	6.50%	05/01/2042	1,039,664
660,000	TIAA Asset Management Finance Co. LLC(c)	2.95%	11/01/2019	676,676
				1,716,340
Internet - 0.01%
225,000	Amazon.com, Inc.	3.80%	12/05/2024	252,749

Iron/Steel - 0.00%(i)
75,000	Signode Industrial Group Lux SA / Signode Industrial Group US, Inc.(c)	6.38%	05/01/2022	72,094

Leisure Time - 0.01%
105,000	NCL Corp. Ltd.(c)	5.25%	11/15/2019	106,575
70,000	Sabre GLBL, Inc.(c)	5.25%	11/15/2023	71,575
75,000	Viking Cruises Ltd.(c)	8.50%	10/15/2022	64,312
				242,462
Lodging - 0.00%(i)
20,000	MGM Growth Properties Operating Partnership LP / MGP Escrow Co.-Issuer, Inc.(c)	5.63%	05/01/2024	21,200
65,000	Station Casinos LLC	7.50%	03/01/2021	68,830
				90,030
Machinery-Construction & Mining - 0.01%
95,000	Terex Corp.	6.00%	05/15/2021	95,594

Media - 0.09%
335,000	21st Century Fox America, Inc.	4.75%	09/15/2044	372,883
60,000	CCO Holdings LLC / CCO Holdings Capital Corp.	5.25%	09/30/2022	61,725
25,000	CCO Holdings LLC / CCO Holdings Capital Corp.(c)	5.13%	05/01/2023	25,312
105,000	Cequel Communications Holdings I LLC / Cequel Capital Corp.(c)	6.38%	09/15/2020	106,575
255,000	Comcast Corp.	4.20%	08/15/2034	281,456
395,000	Comcast Corp.	4.40%	08/15/2035	446,681
40,000	CSC Holdings LLC	5.25%	06/01/2024	36,400
65,000	Gray Television, Inc.	7.50%	10/01/2020	68,088
50,000	Gray Television, Inc.(c)	5.88%	07/15/2026	50,500
100,000	Sinclair Television Group, Inc.(c)	5.63%	08/01/2024	102,625
105,000	Sirius XM Radio, Inc.(c)	5.38%	07/15/2026	103,688
110,000	TEGNA, Inc.(c)	4.88%	09/15/2021	113,025
70,000	Tribune Media Co.	5.88%	07/15/2022	70,000
				1,838,958
Mining - 0.06%
150,000	Freeport-McMoRan, Inc.	5.45%	03/15/2043	121,125
300,000	Southern Copper Corp.	6.75%	04/16/2040	311,353
850,000	Southern Copper Corp.	5.25%	11/08/2042	758,060
				1,190,538

Principal Amount/Description		Rate	Maturity	Value
Miscellaneous Manufacturing - 0.00%(i)
$80,000	Gates Global LLC / Gates Global Co.(c)	6.00%	07/15/2022	$70,400

Office/Business Equipment - 0.03%
650,000	Xerox Corp.	2.95%	03/15/2017	655,746

Oil & Gas - 0.20%
355,000	Apache Corp.	4.75%	04/15/2043	366,581
49,000	Chevron Corp.	1.37%	03/02/2018	49,281
252,000	Chevron Corp.	1.79%	11/16/2018	255,460
290,000	Chevron Corp.	1.56%	05/16/2019	293,462
145,000	Energy XXI Gulf Coast, Inc.(f)	9.25%	12/15/2017	16,675
1,630,000	Energy XXI Gulf Coast, Inc.(c)(f)	11.00%	03/15/2020	660,150
60,000	Energy XXI Gulf Coast, Inc.(f)	7.50%	12/15/2021	6,900
335,000	EOG Resources, Inc.	4.15%	01/15/2026	369,443
80,000	EPL Oil & Gas, Inc.(f)	8.25%	02/15/2018	8,800
160,000	Memorial Production Partners LP / Memorial Production Finance Corp.	6.88%	08/01/2022	80,800
155,000	Occidental Petroleum Corp.	3.40%	04/15/2026	163,762
263,000	Phillips 66	5.88%	05/01/2042	317,141
35,000	Phillips 66	4.88%	11/15/2044	38,403
55,000	Sanchez Energy Corp.	6.13%	01/15/2023	42,762
2,420,000	SandRidge Energy, Inc.(c)(f)	8.75%	06/01/2020	1,004,300
330,000	Schlumberger Holdings Corp.(c)	2.35%	12/21/2018	336,559
				4,010,479
Packaging & Containers - 0.02%
70,000	Berry Plastics Corp.	5.50%	05/15/2022	71,837
105,000	Plastipak Holdings, Inc.(c)	6.50%	10/01/2021	107,625
135,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	8.25%	02/15/2021	141,251
				320,713
Pharmaceuticals - 0.16%
672,000	AbbVie, Inc.	4.70%	05/14/2045	714,003
665,000	Cardinal Health, Inc.	1.95%	06/15/2018	673,027
495,000	Eli Lilly & Co.	3.70%	03/01/2045	529,020
335,000	Express Scripts Holding Co.	4.50%	02/25/2026	368,939
135,000	Express Scripts Holding Co.	3.40%	03/01/2027	135,449
615,000	Mylan NV(c)	3.15%	06/15/2021	625,235
70,000	Quintiles Transnational Corp.(c)	4.88%	05/15/2023	71,400
65,000	Vizient, Inc.(c)	10.38%	03/01/2024	69,875
				3,186,948
Pipelines - 0.11%
60,000	Energy Transfer Equity LP	5.50%	06/01/2027	56,700
75,000	Energy Transfer Partners LP	5.20%	02/01/2022	79,117
710,000	Energy Transfer Partners LP	4.75%	01/15/2026	734,234
522,000	Enterprise Products Operating LLC	3.70%	02/15/2026	547,636
595,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	659,995
25,000	Kinder Morgan Energy Partners LP	6.50%	09/01/2039	26,240
105,000	MPLX LP(c)	5.50%	02/15/2023	106,786
70,000	Williams Partners LP / ACMP Finance Corp.	4.88%	03/15/2024	67,272
				2,277,980
Real Estate - 0.00%(i)
55,000	Realogy Group LLC / Realogy Co.-Issuer Corp.(c)	4.88%	06/01/2023	54,450

REITS - 0.08%
625,000	Boston Properties LP	4.13%	05/15/2021	682,188
60,000	Equinix, Inc.	5.88%	01/15/2026	62,700
110,000	ESH Hospitality, Inc.(c)	5.25%	05/01/2025	107,662

Principal Amount/Description		Rate	Maturity	Value
$655,000	Simon Property Group LP	3.30%	01/15/2026	$700,892
				1,553,442
Retail - 0.09%
50,000	Asbury Automotive Group, Inc.	6.00%	12/15/2024	50,625
230,000	CVS Health Corp.	2.88%	06/01/2026	235,572
25,000	Dollar Tree, Inc.(c)	5.75%	03/01/2023	26,687
70,000	Rite Aid Corp.(c)	6.13%	04/01/2023	75,155
95,000	Sally Holdings LLC / Sally Capital, Inc.	5.75%	06/01/2022	98,919
310,000	The Home Depot, Inc.	3.35%	09/15/2025	338,399
330,000	The Home Depot, Inc.	3.00%	04/01/2026	351,335
605,000	Wal-Mart Stores, Inc.	4.30%	04/22/2044	709,770
				1,886,462
Semiconductors - 0.02%
235,000	Intel Corp.	4.10%	05/19/2046	246,030
40,000	Lam Research Corp.	2.80%	06/15/2021	41,001
118,000	Lam Research Corp.	3.45%	06/15/2023	122,069
50,000	Micron Technology, Inc.(c)	5.25%	08/01/2023	42,875
15,000	Microsemi Corp.(c)	9.13%	04/15/2023	16,575
				468,550
Software - 0.21%
95,000	Activision Blizzard, Inc.(c)	5.63%	09/15/2021	99,750
35,000	Cengage Learning, Inc.(c)	9.50%	06/15/2024	35,700
105,000	Ensemble S Merger Sub, Inc.(c)	9.00%	09/30/2023	104,081
490,000	Fidelity National Information Services, Inc.	3.63%	10/15/2020	518,415
50,000	First Data Corp.(c)	7.00%	12/01/2023	50,937
50,000	First Data Corp.(c)	5.75%	01/15/2024	49,750
115,000	Infor US, Inc.	6.50%	05/15/2022	109,179
330,000	McGraw-Hill Financials, Inc.	4.40%	02/15/2026	371,279
660,000	Microsoft Corp.	4.45%	11/03/2045	744,202
1,050,000	Oracle Corp.	2.38%	01/15/2019	1,081,450
220,000	Oracle Corp.	2.25%	10/08/2019	227,168
695,000	Oracle Corp.	4.13%	05/15/2045	718,729
50,000	Solera LLC / Solera Finance, Inc.(c)	10.50%	03/01/2024	52,719
				4,163,359
Telecommunications - 0.13%
530,000	AT&T, Inc.	3.40%	05/15/2025	543,406
90,000	AT&T, Inc.	4.13%	02/17/2026	96,871
515,000	Cisco Systems, Inc.	1.65%	06/15/2018	521,846
110,000	CommScope, Inc.(c)	5.00%	06/15/2021	112,777
50,000	Embarq Corp.	8.00%	06/01/2036	50,187
65,000	Frontier Communications Corp.	10.50%	09/15/2022	69,022
100,000	Level 3 Communications, Inc.	5.75%	12/01/2022	101,500
1,065,000	Verizon Communications, Inc.	4.40%	11/01/2034	1,102,157
				2,597,766
Transportation - 0.07%
110,000	Air Medical Merger Sub Corp.(c)	6.38%	05/15/2023	105,050
465,000	Burlington Northern Santa Fe LLC	4.55%	09/01/2044	536,535
550,000	FedEx Corp.	4.75%	11/15/2045	615,873
65,000	OPE KAG Finance Sub, Inc.(c)	7.88%	07/31/2023	64,350
				1,321,808

TOTAL U.S. CORPORATE BONDS
(Cost $63,495,091)				64,239,114

Principal Amount/Description		Rate	Maturity	Value
FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.05%
$940,000	Mexico Government International Bond	4.00%	10/02/2023	$1,014,025

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $956,528)				1,014,025

COLLATERALIZED LOAN OBLIGATIONS - 0.77%
	Adams Mill CLO Ltd.
500,000	Series 2014-1A(c)(h)	4.13%	07/15/2026	416,407
250,000	Series 2014-1A(c)(h)	5.63%	07/15/2026	174,235
	Apidos CLO XVIII
500,000	Series 2014-18A(c)(h)	4.29%	07/22/2026	473,487
250,000	Series 2014-18A(c)(h)	5.84%	07/22/2026	208,938
	Avery Point II CLO Ltd.
250,000	Series 2013-2A(c)(h)	3.38%	07/17/2025	237,554
500,000	Series 2013-2A(c)(h)	4.08%	07/17/2025	440,342
	Babson CLO Ltd.
500,000	Series 2015-2A(c)(h)	4.43%	07/20/2027	462,142
500,000	Series 2015-IA(c)(h)	4.08%	04/20/2027	461,310
	Betony CLO Ltd.
500,000	Series 2015-1A(c)(h)	3.78%	04/15/2027	490,589
500,000	Series 2015-1A(c)(h)	4.23%	04/15/2027	444,962
	Birchwood Park CLO Ltd.
250,000	Series 2014-1A(c)(h)	7.03%	07/15/2026	206,977
250,000	Series 2014-1A(c)(h)	3.78%	07/15/2026	244,990
250,000	Series 2014-1A(c)(h)	4.83%	07/15/2026	233,907
	BlueMountain CLO Ltd.
500,000	Series 2012-1A(c)(h)	6.13%	07/20/2023	462,798
500,000	Series 2015-3A(c)(h)	3.73%	10/20/2027	498,478
500,000	Series 2015-3A(c)(h)	4.18%	10/20/2027	470,835
	Brookside Mill CLO Ltd.
250,000	Series 2013-1A(c)(h)	3.33%	04/17/2025	239,440
500,000	Series 2013-1A(c)(h)	3.68%	04/17/2025	416,177
500,000	Series 2013-1A(c)(h)	5.03%	04/17/2025	328,237
	Carlyle Global Market Strategies CLO Ltd.
250,000	Series 2014-3A(c)(h)	3.78%	07/27/2026	247,147
500,000	Series 2014-3A(c)(h)	4.83%	07/27/2026	483,081
	Catamaran CLO Ltd.
500,000	Series 2015-1A(c)(h)	3.74%	04/22/2027	495,784
	Dorchester Park CLO Ltd.
250,000	Series 2015-1A(c)(h)	3.83%	01/20/2027	247,654
250,000	Series 2015-1A(c)(h)	4.18%	01/20/2027	231,889
	Emerson Park CLO Ltd.
250,000	Series 2013-1A(c)(h)	3.38%	07/15/2025	246,789
	Flatiron CLO Ltd.
250,000	Series 2014-1A(c)(h)	3.93%	07/17/2026	213,791
	Galaxy XV CLO Ltd.
500,000	Series 2013-15A(c)(h)	4.03%	04/15/2025	455,193
	Halcyon Loan Advisors Funding Ltd.
250,000	Series 2013-2A(c)(h)	3.34%	08/01/2025	240,000
	ING IM CLO Ltd.
250,000	Series 2013-3A(c)(h)	3.33%	01/18/2026	239,854
	LCM XII LP
250,000	Series 2015-12A(c)(h)	4.33%	10/19/2022	235,467

Principal Amount/Description		Rate	Maturity	Value
	LCM XIV LP
$500,000	Series 2013-14A(c)(h)	4.13%	07/15/2025	$449,573
	LCM XV LP
250,000	Series 2014-15A(c)(h)	3.76%	08/25/2024	249,680
	Limerock CLO I
500,000	Series 2007-1A(c)(h)	1.27%	04/24/2023	475,845
	Madison Park Funding XIII Ltd.
250,000	Series 2014-13A(c)(h)	3.98%	01/19/2025	230,527
	Madison Park Funding XIV Ltd.
250,000	Series 2014-14A(c)(h)	4.23%	07/20/2026	233,374
250,000	Series 2014-14A(c)(h)	5.38%	07/20/2026	199,483
	Magnetite CLO Ltd.
500,000	Series 2012-7A(c)(h)	5.88%	01/15/2025	416,391
	Nomad CLO Ltd.
250,000	Series 2013-1A(c)(h)	3.58%	01/15/2025	242,898
250,000	Series 2013-1A(c)(h)	4.13%	01/15/2025	225,561
	Octagon Investment Partners XVI Ltd.
500,000	Series 2013-1A(c)(h)	3.98%	07/17/2025	440,712
500,000	Series 2013-1A(c)(h)	5.13%	07/17/2025	380,406
	Symphony CLO XI Ltd.
500,000	Series 2013-11A(c)(h)	3.78%	01/17/2025	496,802
	Venture X CLO Ltd.
500,000	Series 2012-10A(c)(h)	4.83%	07/20/2022	479,689
	Venture XV CLO Ltd.
500,000	Series 2013-15A(c)(h)	3.73%	07/15/2025	497,500

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $16,332,463)				15,266,895

CONTINGENT CONVERTIBLE SECURITIES - 0.06%
700,000	Banco do Brasil SA(c)(e)(h)	9.00%	Perpetual Maturity	546,000
600,000	United Overseas Bank Ltd.(h)	3.75%	09/19/2024	621,750

TOTAL CONTINGENT CONVERTIBLE SECURITIES
(Cost $1,317,606)				1,167,750

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 22.14%
	Adjustable Rate Mortgage Trust
1,608,242	Series 2005-1(h)	3.04%	05/25/2035	1,574,305
6,130,533	Series 2005-10(h)	3.01%	01/25/2036	5,251,626
1,204,987	Series 2005-7(h)	3.53%	10/25/2035	1,057,860
	Alternative Loan Trust
541,424	Series 2005-20CB	5.50%	07/25/2035	488,291
204,914	Series 2005-54CB	5.50%	11/25/2035	179,649
924,578	Series 2005-6CB	5.50%	04/25/2035	890,507
2,069,360	Series 2005-85CB(h)	1.55%	02/25/2036	1,545,026
437,016	Series 2005-85CB(h)	19.97%	02/25/2036	641,550
516,595	Series 2005-86CB	5.50%	02/25/2036	428,272
1,022,889	Series 2005-9CB(h)	4.60%	05/25/2035	148,196
575,951	Series 2005-9CB(h)	0.95%	05/25/2035	467,413
450,903	Series 2006-12CB(h)	5.75%	05/25/2036	322,827
2,084,513	Series 2006-15CB	6.50%	06/25/2036	1,382,495
281,886	Series 2006-30T1	6.25%	11/25/2036	242,439
224,467	Series 2006-32CB	5.50%	11/25/2036	184,567

Principal Amount/Description		Rate	Maturity	Value
$429,165	Series 2006-36T2(h)	25.97%	12/25/2036	$620,074
1,690,298	Series 2007-19	6.00%	08/25/2037	1,381,819
5,865,733	Series 2007-20	6.25%	08/25/2047	4,658,637
1,801,241	Series 2007-23CB(h)	0.95%	09/25/2037	990,831
1,719,885	Series 2007-23CB(h)	6.05%	09/25/2037	504,681
11,121,155	Series 2007-HY2(h)	2.77%	03/25/2047	8,343,809
	American Home Mortgage Investment Trust
194,127	Series 2007-A(c)(j)	6.10%	01/25/2037	108,740
	AVANT Loans Funding Trust
224,763	Series 2016-B(c)	3.92%	08/15/2019	225,293
	BAMLL Commercial Mortgage Securities Trust
400,000	Series 2014-IP(c)(h)	2.81%	06/15/2018	395,399
17,000,000	Series 2015-200P(c)(h)	0.50%	04/14/2025	529,703
	Banc of America Alternative Loan Trust
81,993	Series 2005-6	6.00%	07/25/2035	77,865
158,710	Series 2005-6	5.50%	07/25/2035	134,708
	Banc of America Commercial Mortgage Trust
306,300	Series 2007-5(h)	5.77%	10/10/2017	316,569
	Banc of America Funding Corp.
820,782	Series 2008-R2(c)	6.00%	09/25/2037	842,163
	Banc of America Funding Trust
3,000,000	Series 2005-B(h)	0.90%	04/20/2035	2,465,334
423,967	Series 2006-2	5.50%	03/25/2036	418,182
1,490,012	Series 2006-A(h)	2.91%	02/20/2036	1,238,976
8,659,474	Series 2007-4(h)	5.77%	05/25/2037	7,667,314
8,205,207	Series 2010-R5(c)	6.00%	10/26/2037	7,159,239
	BCAP LLC Trust
212,079	Series 2007-AA2(h)	7.50%	04/25/2037	195,572
137,601	Series 2007-AA2	6.00%	04/25/2037	116,797
4,495,756	Series 2009-RR1(c)(h)	6.00%	10/26/2036	4,464,705
9,317,727	Series 2010-RR6(c)(h)	6.00%	07/26/2036	7,500,176
	Bear Stearns ALT-A Trust
2,223,341	Series 2004-11(h)	3.02%	11/25/2034	1,991,424
2,060,909	Series 2005-3(h)	2.75%	04/25/2035	1,539,676
13,780,823	Series 2006-3(h)	2.82%	05/25/2036	10,467,429
9,137,994	Series 2006-4(h)	3.05%	07/25/2036	7,608,541
1,904,035	Series 2006-6(h)	3.88%	11/25/2036	1,449,227
	Bear Stearns Asset-Backed Securities Trust
491,107	Series 2005-HE3(h)	1.47%	03/25/2035	487,853
3,093,324	Series 2006-AC1(j)	6.25%	02/25/2036	2,335,945
	Bear Stearns Commercial Mortgage Securities Trust
319,100	Series 2006-PW13(h)	5.61%	08/11/2016	319,313
	Blue Elephant Loan Trust
1,300,000	Series 2015-1(c)	5.56%	12/15/2022	1,286,603
	CFCRE Commercial Mortgage Trust
5,234,446	Series 2016-C3(h)	1.26%	12/10/2025	410,490
	Chase Mortgage Finance Trust
6,363,487	Series 2007-S2	6.00%	03/25/2037	5,475,151
12,933,777	Series 2007-S2	6.00%	03/25/2037	11,176,655
750,320	Series 2007-S3	5.50%	05/25/2037	633,445
	CIM Trust
12,000,000	Series 2016-1RR(c)	12.32%	07/26/2055	10,154,400
12,000,000	Series 2016-2RR B2(c)	12.21%	02/27/2056	9,905,040
12,000,000	Series 2016-3RR B2(c)	12.17%	02/27/2056	9,907,560

Principal Amount/Description		Rate	Maturity	Value
	Citicorp Mortgage Securities Trust
$1,266,933	Series 2007-1	6.00%	01/25/2037	$1,282,454
410,503	Series 2007-2	5.50%	02/25/2037	408,565
	Citigroup / Deutsche Bank Commercial Mortgage Trust
313,100	Series 2007-CD4(h)	5.37%	12/11/2049	318,534
	Citigroup Commercial Mortgage Trust
4,039,389	Series 2014-GC25(h)	1.24%	10/10/2047	275,361
355,500	Series 2015-GC27(c)(h)	4.58%	01/10/2025	274,715
400,000	Series 2015-GC31(h)	4.20%	06/10/2025	394,554
420,000	Series 2015-GC35	4.65%	11/10/2025	425,524
5,535,900	Series 2015-GC35(h)	1.06%	11/10/2048	320,420
	Citigroup Mortgage Loan Trust
1,231,168	Series 2006-WF1(j)	5.25%	03/25/2036	861,681
1,784,299	Series 2007-OPX1(j)	6.33%	01/25/2037	1,279,315
2,000,000	Series 2008-AR4(c)(h)	2.97%	11/25/2038	1,842,419
1,400,000	Series 2008-AR4(c)(h)	3.27%	11/25/2038	1,341,964
1,301,599	Series 2010-8(c)(h)	6.45%	11/25/2036	1,223,281
3,774,161	Series 2010-8(c)(h)	6.42%	12/25/2036	3,521,074
	CitiMortgage Alternative Loan Trust
1,085,329	Series 2007-A1	6.00%	01/25/2037	927,903
213,781	Series 2007-A1(h)	4.95%	01/25/2037	37,960
364,209	Series 2007-A3(h)	4.95%	03/25/2037	64,756
158,261	Series 2007-A3(h)	6.00%	03/25/2037	137,487
1,280,163	Series 2007-A4	5.75%	04/25/2037	1,087,919
1,089,679	Series 2007-A6	5.50%	06/25/2037	909,400
	COBALT CMBS Commercial Mortgage Trust
320,700	Series 2007-C2(h)	5.57%	04/15/2047	318,627
	Commercial Mortgage Pass-Through Certificates
348,081	Series 2010-C1(c)(h)	1.73%	07/10/2046	7,514
312,400	Series 2014-CR19(h)	4.88%	08/10/2047	321,322
400,000	Series 2014-CR20(h)	4.66%	11/10/2047	407,392
5,797,416	Series 2014-UBS4(c)	3.75%	08/10/2047	1,638,263
11,000	Series 2014-UBS4(c)(k)	0.00%	08/10/2047	0
2,705,400	Series 2014-UBS4(c)	3.75%	08/10/2047	1,785,656
3,091,920	Series 2014-UBS4(c)	3.75%	08/10/2047	1,738,342
3,965,328	Series 2015-CR22(h)	1.16%	03/10/2025	236,766
475,000	Series 2015-CR25(h)	4.70%	08/10/2025	478,375
5,078,951	Series 2015-CR26(h)	1.21%	09/10/2025	363,069
419,000	Series 2015-LC23(h)	4.80%	10/10/2025	413,510
3,734,558	Series 2016-DC2(h)	1.14%	10/10/2025	275,322
249,000	Series 2016-DC2(h)	4.80%	02/10/2026	242,553
	Commercial Mortgage Trust
312,200	Series 2007-GG11(h)	6.24%	12/10/2049	314,046
400,000	Series 2007-GG9	5.48%	03/10/2039	404,669
	Consumer Credit Origination Loan Trust
3,750,000	Series 2015-1(c)	5.21%	04/15/2018	3,648,569
	Countrywide Home Loan Mortgage Pass-Through Trust
4,511,172	Series 2005-HYB7(h)	2.64%	11/20/2035	3,641,269
152,321	Series 2005-J4	5.50%	11/25/2035	148,944
3,736,710	Series 2006-18	6.00%	12/25/2036	3,296,951
582,370	Series 2007-17	6.00%	10/25/2037	539,370
636,536	Series 2007-3	6.00%	04/25/2037	548,893
753,799	Series 2007-7	5.75%	06/25/2037	676,731

Principal Amount/Description		Rate	Maturity	Value
	Credit Suisse First Boston Mortgage Securities Corp.
$31,220	Series 1998-C2(c)(h)	6.75%	11/15/2030	$31,535
112,404	Series 2005-10	5.50%	11/25/2035	101,581
3,866,109	Series 2005-11	6.00%	12/25/2035	3,688,297
87,689	Series 2005-8	5.50%	08/25/2025	83,283
7,635,942	Series 2005-9	6.00%	10/25/2035	4,979,697
	CSAB Mortgage-Backed Trust
8,781,274	Series 2006-2(j)	5.70%	09/25/2036	2,451,145
177,372	Series 2007-1(h)	5.90%	05/25/2037	85,302
	CSAIL Commercial Mortgage Trust
5,957,016	Series 2015-C1(h)	1.11%	01/15/2025	347,224
419,000	Series 2015-C4(h)	4.74%	11/15/2025	412,440
	CSMC Mortgage-Backed Trust
290,038	Series 2006-1	6.00%	02/25/2036	210,559
6,681,857	Series 2006-2	5.75%	03/25/2036	6,156,745
125,759	Series 2006-4	5.50%	05/25/2021	119,937
1,091,741	Series 2006-5	6.25%	06/25/2036	558,424
148,100	Series 2006-9	6.00%	11/25/2036	119,854
3,622,265	Series 2007-1	6.00%	02/25/2037	3,105,285
20,044	Series 2007-2	5.00%	03/25/2037	19,736
665,413	Series 2007-3(h)	5.84%	04/25/2037	334,699
73,648	Series 2007-4	6.00%	06/25/2037	66,601
302,900	Series 2007-C4(h)	6.14%	09/15/2039	306,675
6,738,477	Series 2009-16R(c)	6.00%	07/26/2037	6,403,647
1,991,871	Series 2010-7R(c)(h)	6.00%	04/26/2037	1,898,845
6,899,826	Series 2016-PR1(c)(j)	5.50%	05/25/2019	6,913,757
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
554,469	Series 2005-6(h)	4.63%	12/25/2035	109,461
242,926	Series 2005-6(h)	1.85%	12/25/2035	176,900
1,919,921	Series 2007-1(h)	0.59%	08/25/2037	1,698,924
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
224,251	Series 2006-PR1(c)(h)	11.51%	04/15/2036	251,668
	FHLMC Multifamily Structured Pass Through Certificates
6,008,000	Series 2016-K722(h)	1.31%	03/25/2023	425,643
	First Horizon Alternative Mortgage Securities Trust
122,470	Series 2005-FA6	5.50%	09/25/2035	107,844
1,583,541	Series 2005-FA6	5.50%	09/25/2035	1,394,428
137,620	Series 2006-FA7	6.25%	12/25/2036	107,029
247,798	Series 2007-FA2	6.00%	04/25/2037	182,948
	First Horizon Mortgage Pass-Through Trust
3,964,944	Series 2007-AR3(h)	2.54%	11/25/2037	3,443,667
	GE Commercial Mortgage Corp. Trust
489,000	Series 2007-C1(h)	5.61%	12/10/2049	474,198
	GRACE Mortgage Trust
400,000	Series 2014-GRCE(c)	3.37%	06/10/2028	427,548
	GS Mortgage Securities Trust
425,611	Series 2006-GG6(c)(h)	0.00%	04/10/2038	4
363,729	Series 2007-GG10(h)	5.99%	08/10/2045	373,118
336,278	Series 2011-GC3(c)(h)	0.84%	03/10/2021	8,660
2,549,732	Series 2011-GC5(c)(h)	1.59%	08/10/2044	131,552
281,000	Series 2014-GC26(c)(h)	4.66%	11/10/2047	219,741
7,474,566	Series 2015-GS1(h)	0.99%	11/10/2025	456,350
412,000	Series 2016-ICE2(c)(h)	2.37%	02/15/2018	414,834

Principal Amount/Description		Rate	Maturity	Value
	GSAA Home Equity Trust
$3,157,079	Series 2006-13(h)	6.04%	07/25/2036	$1,888,850
676,768	Series 2006-18(j)	5.68%	11/25/2036	349,504
218,524	Series 2006-6(h)	5.69%	03/25/2036	116,139
1,169,920	Series 2007-2(j)	6.10%	03/25/2037	555,411
	GSR Mortgage Loan Trust
908,344	Series 2005-AR4(h)	3.18%	07/25/2035	894,568
2,837,844	Series 2006-2F	5.25%	02/25/2036	2,193,446
2,290,586	Series 2007-2F	5.75%	02/25/2037	2,158,362
5,272,536	Series 2007-2F	6.00%	03/25/2037	4,997,408
2,648,703	Series 2007-AR2(h)	3.19%	05/25/2037	2,175,689
	HSI Asset Loan Obligation Trust
173,528	Series 2007-2	5.50%	09/25/2037	166,413
	IndyMac IMJA Mortgage Loan Trust
1,951,454	Series 2007-A1	6.00%	08/25/2037	1,549,287
	IndyMac IMSC Mortgage Loan Trust
5,408,702	Series 2007-F2	6.50%	07/25/2037	3,225,724
	IndyMac Index Mortgage Loan Trust
5,052,064	Series 2005-AR31(h)	2.77%	01/25/2036	4,457,071
1,960,581	Series 2005-AR35(h)	2.82%	02/25/2036	1,546,111
5,848,422	Series 2006-AR25(h)	2.85%	09/25/2036	4,492,925
997,439	Series 2007-FLX1(h)	0.63%	02/25/2037	978,663
	JP Morgan Alternative Loan Trust
485,307	Series 2005-S1	6.00%	12/25/2035	442,531
89,735	Series 2006-S1	5.00%	02/25/2021	87,000
778,323	Series 2006-S3(j)	6.12%	08/25/2036	727,895
	JP Morgan BB Commercial Mortgage Securities Trust
400,000	Series 2014-C21(h)	4.82%	08/15/2047	405,647
388,000	Series 2014-C26(h)	4.57%	12/15/2024	387,551
300,000	Series 2015-C27(c)(h)	3.98%	02/15/2025	219,028
5,962,567	Series 2015-C28(h)	1.34%	03/15/2025	391,098
10,442,444	Series 2015-C30(h)	0.86%	07/15/2025	412,729
4,008,699	Series 2015-C31(h)	1.18%	08/15/2025	251,499
200,000	Series 2015-C32(h)	4.82%	10/15/2025	187,372
489,000	Series 2015-C33(h)	4.77%	11/15/2025	486,311
414,000	Series 2016-C1(h)	4.90%	02/15/2026	415,793
	JP Morgan Chase Commercial Mortgage Securities Corp.
3,108,013	Series 2006-LDP8(h)	0.58%	05/15/2045	1,025
314,430	Series 2006-LDP9	5.37%	05/15/2047	313,647
310,000	Series 2007-CB19(h)	5.89%	05/12/2017	315,759
400,000	Series 2007-CB20(h)	6.28%	02/12/2051	398,731
4,000,000	Series 2007-CH1(j)	5.13%	11/25/2036	3,763,202
480,000	Series 2007-LD12(h)	6.20%	08/15/2017	497,764
4,028,849	Series 2012-C8(h)	2.19%	10/15/2045	308,126
400,000	Series 2014-DSTY(c)	3.43%	06/10/2027	415,114
	JP Morgan Mortgage Acquisition Corp.
424,242	Series 2006-CH2(j)	5.46%	10/25/2036	320,954
	JP Morgan Mortgage Trust
10,422,669	Series 2005-S3	6.50%	01/25/2036	8,617,566
290,905	Series 2007-S3	6.00%	08/25/2037	252,631
1,617,745	Series 2007-S3	6.00%	08/25/2037	1,406,850
4,866,165	Series 2015-3(c)(h)	3.50%	01/25/2035	5,026,003
	JP Morgan Resecuritization Trust
2,505,606	Series 2011-1(c)(h)	6.00%	06/26/2037	2,186,692
	LB-UBS Commercial Mortgage Trust
2,216,573	Series 2006-C7(c)(h)	0.90%	11/15/2038	3,725

Principal Amount/Description		Rate	Maturity	Value
$2,955,430	Series 2006-C7(c)(h)	0.90%	11/15/2038	$4,966
415,000	Series 2007-C1	5.48%	02/15/2040	417,468
400,000	Series 2007-C2(h)	5.49%	02/15/2040	405,908
400,000	Series 2007-C7(h)	6.45%	09/15/2045	400,865
	Lehman Mortgage Trust
12,141,990	Series 2006-1(h)	5.69%	02/25/2036	11,543,262
950,249	Series 2006-6	5.50%	10/25/2036	754,845
4,052,358	Series 2006-7(h)	0.70%	11/25/2036	585,988
4,052,358	Series 2006-7(h)	7.30%	11/25/2036	1,034,623
2,010,751	Series 2006-8(h)	0.87%	12/25/2036	800,422
2,010,751	Series 2006-8(h)	6.13%	12/25/2036	654,904
1,627,606	Series 2007-10	6.00%	01/25/2038	1,612,259
503,584	Series 2007-10	6.50%	01/25/2038	387,885
	Lehman XS Trust
394,595	Series 2006-5(j)	5.89%	04/25/2036	367,965
	MASTR Asset Securitization Trust
85,860	Series 2003-1	5.75%	02/25/2033	85,681
114,664	Series 2003-2	5.75%	04/25/2033	113,328
	Merrill Lynch Alternative Note Asset Trust
998,007	Series 2007-F1	6.00%	03/25/2037	558,223
	Morgan Stanley Bank of America Merrill Lynch Trust
4,456,045	Series 2012-C5(c)(h)	1.89%	08/15/2045	273,516
450,000	Series 2014-C19	4.00%	12/15/2024	434,940
380,000	Series 2015-C25(h)	4.68%	09/15/2025	363,948
600,000	Series 2015-C26(c)	3.06%	10/15/2025	413,943
350,000	Series 2015-C27(h)	4.69%	11/15/2025	345,439
502,000	Series 2015-C27(c)(h)	3.24%	11/15/2025	339,268
	Morgan Stanley Capital I Trust
126,947	Series 2006-HQ8(h)	5.59%	03/12/2044	126,786
316,200	Series 2007-HQ11(h)	5.51%	02/12/2044	311,993
308,400	Series 2007-IQ13	5.41%	03/15/2044	314,384
4,219,064	Series 2011-C1(c)(h)	0.63%	09/15/2020	71,473
400,000	Series 2014-MP(c)(h)	3.82%	08/11/2021	405,656
6,977,215	Series 2015-UBS8(h)	1.14%	12/15/2025	479,699
426,000	Series 2015-XLF2(c)(h)	3.44%	08/15/2016	425,792
	Morgan Stanley Mortgage Loan Trust
4,432,100	Series 2005-3AR(h)	2.84%	07/25/2035	3,639,851
280,657	Series 2006-11	6.00%	08/25/2036	231,102
1,598,352	Series 2006-7(h)	5.24%	06/25/2036	1,319,411
1,585,079	Series 2006-7	6.00%	06/25/2036	1,394,858
570,302	Series 2007-3XS(j)	5.70%	01/25/2047	368,106
	Morgan Stanley Re-REMIC Trust
543,167	Series 2011-R1(c)(h)	5.94%	02/26/2037	578,236
	Nomura Asset Acceptance Corp. Alternative Loan Trust
1,805,094	Series 2005-AP3(h)	5.32%	08/25/2035	1,125,900
	OneMain Financial Issuance Trust
2,000,000	Series 2015-1A(c)	3.19%	03/18/2026	2,023,097
	PHH Alternative Mortgage Trust
2,357,817	Series 2007-2	6.00%	05/25/2037	2,073,428
	PR Mortgage Loan Trust
8,260,677	Series 2014-1(h)	5.92%	09/25/2047	8,361,647
	Prime Mortgage Trust
121,581	Series 2006-1	5.50%	06/25/2036	113,888
123,864	Series 2006-DR1(c)	5.50%	05/25/2035	119,289
	RBSGC Structured Trust
363,306	Series 2008-B(c)	6.00%	06/25/2037	308,641

Principal Amount/Description		Rate	Maturity	Value
	Residential Accredit Loans, Inc.
$281,362	Series 2004-QS15	5.25%	11/25/2034	$287,418
2,926,263	Series 2005-QS17	6.00%	12/25/2035	2,520,811
6,483,185	Series 2006-QA5(h)	0.67%	07/25/2036	4,128,746
4,460,828	Series 2006-QS10	6.50%	08/25/2036	3,777,307
1,684,472	Series 2006-QS4	6.00%	04/25/2036	1,392,915
1,116,143	Series 2006-QS6	6.00%	06/25/2036	949,419
1,566,497	Series 2006-QS6	6.00%	06/25/2036	1,332,501
474,140	Series 2006-QS7(h)	5.15%	06/25/2036	95,484
158,047	Series 2006-QS7(h)	0.85%	06/25/2036	100,066
3,006,296	Series 2006-QS7	6.00%	06/25/2036	2,533,341
590,768	Series 2006-QS8(h)	5.10%	08/25/2036	122,277
196,923	Series 2006-QS8(h)	0.90%	08/25/2036	125,153
3,911,278	Series 2007-QS3	6.50%	02/25/2037	3,202,399
123,531	Series 2007-QS6	6.25%	04/25/2037	105,536
17,405	Series 2007-QS6(h)	51.22%	04/25/2037	42,570
5,561,828	Series 2007-QS9	6.50%	07/25/2037	4,711,121
405,167	Series 2008-QR1	6.00%	08/25/2036	307,097
	Residential Asset Mortgage Products Trust
22,862	Series 2004-RS4(h)	5.07%	04/25/2034	23,448
42,894	Series 2006-RS5(h)	0.62%	09/25/2036	42,854
	Residential Asset Securitization Trust
723,425	Series 2006-A1	6.00%	04/25/2036	547,725
1,418,453	Series 2006-A2	6.00%	05/25/2036	1,064,556
1,103,577	Series 2006-A6	6.50%	07/25/2036	575,960
6,887,763	Series 2006-A7CB	6.25%	07/25/2036	6,485,597
186,365	Series 2006-A8	6.50%	08/25/2036	105,058
631,015	Series 2006-A8	6.00%	08/25/2036	567,988
394,589	Series 2006-A8(h)	5.45%	08/25/2036	127,293
2,205,455	Series 2007-A1	6.00%	03/25/2037	1,494,742
3,632,330	Series 2007-A2	6.00%	04/25/2037	3,032,856
122,968	Series 2007-A6	6.00%	06/25/2037	107,115
3,641,262	Series 2007-A7	6.00%	07/25/2037	2,519,563
13,700,477	Series 2007-A8	6.00%	08/25/2037	11,403,447
	Residential Funding Mortgage Securities I Trust
1,771,549	Series 2006-S3	5.50%	03/25/2036	1,570,463
406,696	Series 2006-S6	6.00%	07/25/2036	380,021
2,881,920	Series 2006-S6	6.00%	07/25/2036	2,692,893
744,469	Series 2007-S3	6.00%	03/25/2037	671,143
557,578	Series 2007-S6	6.00%	06/25/2037	517,321
	Sequoia Mortgage Trust
4,043,422	Series 2007-3(h)	2.84%	07/20/2037	3,252,329
	Springleaf Funding Trust
2,500,000	Series 2015-AA(c)	3.16%	05/15/2019	2,516,245
	Structured Adjustable Rate Mortgage Loan Trust
1,775,908	Series 2005-15(h)	2.84%	07/25/2035	1,440,973
	Structured Asset Securities Corp.
317,381	Series 2005-RF1(c)(h)	0.80%	03/25/2035	261,667
317,381	Series 2005-RF1(c)(h)	4.70%	03/25/2035	61,359
	Suntrust Alternative Loan Trust
11,540,996	Series 2005-1F	6.50%	12/25/2035	10,771,886
	TBW Mortgage-Backed Trust
1,701,362	Series 2006-2	7.00%	07/25/2036	799,406
	Wachovia Bank Commercial Mortgage Trust
38,409	Series 2006-C24(h)	5.66%	03/15/2045	38,365

Principal Amount/Description		Rate	Maturity	Value
$400,000	Series 2006-C28(h)	5.63%	10/15/2016	$399,320
1,272,398	Series 2006-C29(h)	0.52%	11/15/2048	1,500
400,000	Series 2007-C30(h)	5.41%	12/15/2043	399,672
419,052	Series 2007-C33(h)	6.15%	07/15/2017	431,680
	Wachovia Mortgage Loan Trust LLC Series Trust
1,996,727	Series 2005-B(h)	2.81%	10/20/2035	1,744,787
	Washington Mutual Alternative Mortgage Pass-Through Certificates
2,714,321	Series 2005-1	6.00%	03/25/2035	2,757,376
106,681	Series 2005-9	5.50%	11/25/2035	92,078
824,470	Series 2006-5	6.00%	07/25/2036	670,453
	Washington Mutual Mortgage Pass-Through Certificates Trust
1,460,479	Series 2006-2	6.00%	03/25/2036	1,280,907
	Wells Fargo Alternative Loan Trust
1,182,372	Series 2007-PA2(h)	0.88%	06/25/2037	846,420
1,182,372	Series 2007-PA2(h)	5.62%	06/25/2037	195,921
454,300	Series 2007-PA3	5.75%	07/25/2037	401,108
1,468,738	Series 2007-PA3	6.25%	07/25/2037	1,328,225
8,700,916	Series 2007-PA5	6.25%	11/25/2037	8,093,875
	Wells Fargo Commercial Mortgage Trust
525,000	Series 2014-LC16(c)	3.94%	06/15/2024	416,866
6,123,397	Series 2015-C31(h)	1.27%	07/15/2025	467,395
420,000	Series 2015-C31(h)	4.77%	11/15/2025	426,426
340,000	Series 2015-LC22(h)	4.69%	09/15/2058	344,876
380,000	Series 2015-NXS3(h)	4.64%	09/15/2057	386,147
420,000	Series 2015-NXS4(h)	4.76%	11/15/2025	423,226
	Wells Fargo Mortgage-Backed Securities Trust
2,637,778	Series 2005-12	5.50%	11/25/2035	2,670,761
933,130	Series 2006-11	6.00%	09/25/2036	906,992
128,323	Series 2006-2	5.75%	03/25/2036	130,475
311,073	Series 2006-2	5.50%	03/25/2036	308,680
1,148,716	Series 2007-13	6.00%	09/25/2037	1,167,463
1,187,947	Series 2007-14	6.00%	10/25/2037	1,169,189
1,024,761	Series 2007-2	6.00%	03/25/2037	1,006,417
	WF-RBS Commercial Mortgage Trust
2,914,111	Series 2012-C9(c)(h)	2.29%	11/15/2045	248,565
4,463,588	Series 2014-C21(h)	1.32%	08/15/2047	289,986
4,930,419	Series 2014-C22(h)	1.09%	09/15/2057	257,805

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $436,159,823)				441,243,307

U.S. GOVERNMENT BONDS AND NOTES - 5.51%
10,750,000	U.S. Treasury Bonds	2.75%	11/15/2042	11,838,653
6,550,000	U.S. Treasury Bonds	3.00%	11/15/2044	7,538,768
4,650,000	U.S. Treasury Notes	0.50%	09/30/2016	4,651,902
4,840,000	U.S. Treasury Notes	0.50%	11/30/2016	4,842,909
4,950,000	U.S. Treasury Notes	0.50%	01/31/2017	4,952,366
13,290,000	U.S. Treasury Notes	0.75%	10/31/2017	13,325,564
1,270,000	U.S. Treasury Notes	1.00%	05/15/2018	1,279,822
270,000	U.S. Treasury Notes	1.00%	11/30/2019	271,851
14,350,000	U.S. Treasury Notes	2.00%	11/30/2020	15,000,227
10,910,000	U.S. Treasury Notes	2.25%	03/31/2021	11,548,191
520,000	U.S. Treasury Notes	1.88%	11/30/2021	541,764

Principal Amount/Description		Rate	Maturity	Value
$5,130,000	U.S. Treasury Notes	1.75%	03/31/2022	$5,302,635
8,700,000	U.S. Treasury Notes	2.50%	05/15/2024	9,454,116
360,000	U.S. Treasury Notes	2.38%	08/15/2024	387,717
9,000,000	U.S. Treasury Notes	2.25%	11/15/2024	9,605,745
8,770,000	U.S. Treasury Notes	2.00%	02/15/2025	9,179,726

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $105,602,457)				109,721,956

MUNICIPAL BONDS - 1.17%
33,700,000	Commonwealth of Puerto Rico, Series A Revenue Bonds(f)	8.00%	07/01/2035	22,536,875
310,000	New York State Dormitory Authority, Series A Revenue Bonds	5.00%	03/15/2033	385,246
300,000	State of California, Revenue Bonds	5.00%	08/01/2033	372,417

TOTAL MUNICIPAL BONDS
(Cost $26,723,723)				23,294,538

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 11.29%
	Fannie Mae-Aces
413,000	Series 2016-M3	2.70%	02/25/2026	431,971
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
311,000	Series 2015-K050(h)	3.33%	08/25/2025	344,029
412,000	Series 2016-K053	3.00%	12/25/2025	443,010
	Federal Home Loan Mortgage Corp. Pool
542,008	Series Pool #G01840	5.00%	07/01/2035	603,511
211,743	Series Pool #G04817	5.00%	09/01/2038	233,654
	Federal Home Loan Mortgage Corp. REMICS
2,506,461	Series 2003-2722(h)	9.40%	12/15/2033	2,847,244
490,574	Series 2005-R003	5.50%	10/15/2035	559,584
3,085,391	Series 2006-3244(h)	6.22%	11/15/2036	654,157
145,806	Series 2007-3261(h)	5.99%	01/15/2037	29,086
603,217	Series 2007-3262(h)	5.96%	01/15/2037	71,751
1,479,224	Series 2007-3301(h)	5.66%	04/15/2037	212,716
2,342,322	Series 2007-3303(h)	5.64%	04/15/2037	355,125
1,242,140	Series 2007-3303(h)	5.66%	04/15/2037	189,026
795,079	Series 2007-3382(h)	5.56%	11/15/2037	99,493
1,058,681	Series 2007-3384(h)	5.87%	08/15/2036	159,480
833,386	Series 2007-3384(h)	5.95%	11/15/2037	110,355
835,497	Series 2008-3417(h)	5.74%	02/15/2038	121,581
6,143,763	Series 2008-3419(h)	5.99%	02/15/2038	1,080,565
895,593	Series 2008-3423(h)	5.21%	03/15/2038	100,958
19,166,607	Series 2008-3423(h)	0.35%	03/15/2038	141,327
11,853,854	Series 2008-3435(h)	5.54%	04/15/2038	2,075,131
3,004,859	Series 2009-3510(h)	6.31%	02/15/2037	620,150
862,438	Series 2009-3523(h)	5.56%	04/15/2039	135,349
165,644	Series 2009-3524	4.13%	06/15/2038	168,350
72,187	Series 2009-3549(h)	5.36%	07/15/2039	9,391
2,063,661	Series 2009-3560(h)	5.96%	11/15/2036	328,400
636,857	Series 2010-3630(h)	1.93%	03/15/2017	6,729
780,142	Series 2010-3641	4.50%	03/15/2040	862,980
1,027,522	Series 2010-3726(h)	5.61%	09/15/2040	175,639

Principal Amount/Description		Rate	Maturity	Value
$6,574,571	Series 2010-3728(h)	4.01%	09/15/2040	$713,037
40,479	Series 2010-3766(h)	9.12%	11/15/2040	41,040
250,000	Series 2010-3779	4.00%	12/15/2030	271,464
750,000	Series 2010-3779	3.50%	12/15/2030	826,826
513,567	Series 2010-3779	4.50%	12/15/2040	578,042
104,929	Series 2011-3786(h)	8.62%	01/15/2041	119,411
1,241,483	Series 2011-3795	4.00%	01/15/2041	1,386,598
122,564	Series 2011-3798(h)	8.62%	11/15/2040	132,510
600,000	Series 2011-3808	3.50%	02/15/2031	642,209
53,281	Series 2011-3809(h)	8.59%	02/15/2041	58,916
1,892,858	Series 2011-3815(h)	5.41%	02/15/2041	306,078
500,000	Series 2011-3824	3.50%	03/15/2031	547,531
1,001,271	Series 2011-3824(h)	6.66%	08/15/2036	197,185
222,484	Series 2011-3857(h)	8.38%	05/15/2041	225,619
1,233,832	Series 2011-3863	5.50%	08/15/2034	1,382,660
808,560	Series 2011-3864(h)	8.29%	05/15/2041	863,114
1,315,704	Series 2011-3871	5.50%	06/15/2041	1,542,333
1,411,625	Series 2011-3872(h)	5.51%	06/15/2041	209,272
2,190,492	Series 2011-3888	4.00%	07/15/2041	2,390,118
3,491,934	Series 2011-3894	4.50%	07/15/2041	3,883,161
2,545,461	Series 2011-3910	5.00%	08/15/2041	3,197,219
5,650,546	Series 2011-3924(h)	5.56%	09/15/2041	908,185
2,281,041	Series 2011-3924(h)	5.56%	09/15/2041	345,303
2,170,928	Series 2011-3925	3.00%	09/15/2021	104,050
8,673,675	Series 2012-3(h)	5.50%	02/25/2042	1,425,965
3,519,596	Series 2012-4057	4.00%	06/15/2042	4,039,610
9,718,101	Series 2013-4196(h)	4.87%	03/15/2043	9,781,746
9,700,201	Series 2013-4218	2.50%	02/15/2043	9,258,394
8,836,968	Series 2013-4239(g)	0.00%	07/15/2043	7,470,926
6,422,683	Series 2014-4302(h)	5.71%	02/15/2044	1,338,984
4,227,583	Series 2014-4413	3.50%	11/15/2044	4,666,169
12,399,156	Series 2015-4427(h)	5.16%	07/15/2044	1,976,311
3,122,276	Series 2015-4434	3.00%	02/15/2045	3,136,355
3,101,578	Series 2015-4440	2.50%	02/15/2045	2,999,230
	Federal National Mortgage Association Pool
151,175	Series Pool #555743	5.00%	09/01/2033	168,825
184,445	Series Pool #735382	5.00%	04/01/2035	205,581
465,497	Series Pool #735383	5.00%	04/01/2035	518,876
335,565	Series Pool #735484	5.00%	05/01/2035	373,904
131,841	Series Pool #AH4437	4.00%	01/01/2041	138,255
4,634,087	Series Pool #AS4645	3.00%	03/01/2045	4,814,747
591,020	Series Pool #MA0264	4.50%	12/01/2029	644,942
1,447,847	Series Pool #MA3894	4.00%	09/01/2031	1,568,233
	Federal National Mortgage Association REMICS
187,870	Series 2004-46(h)	5.55%	03/25/2034	28,578
452,018	Series 2005-104(h)	6.25%	12/25/2033	14,126
542,579	Series 2006-101(h)	6.13%	10/25/2036	111,906
1,610,274	Series 2006-123(h)	5.87%	01/25/2037	332,976
7,478,586	Series 2006-92(h)	6.13%	10/25/2036	1,777,922
231,799	Series 2007-102(h)	5.95%	11/25/2037	40,451
341,117	Series 2007-108(h)	5.91%	12/25/2037	42,634
65,615	Series 2007-30(h)	5.66%	04/25/2037	8,940
801,226	Series 2007-38(h)	5.63%	05/25/2037	102,626
56,220	Series 2007-51(h)	5.65%	06/25/2037	8,087
148,664	Series 2007-53(h)	5.65%	06/25/2037	24,276
1,156,530	Series 2007-57(h)	6.17%	10/25/2036	182,913

Principal Amount/Description		Rate	Maturity	Value
$859,938	Series 2007-68(h)	6.20%	07/25/2037	$132,416
1,406,368	Series 2008-3(h)	6.01%	02/25/2038	289,890
781,863	Series 2008-56(h)	5.61%	07/25/2038	116,260
272,976	Series 2008-81	5.50%	09/25/2038	302,367
892,074	Series 2009-111	5.00%	01/25/2040	947,182
788,559	Series 2009-111(h)	5.80%	01/25/2040	103,087
2,100,381	Series 2009-12(h)	6.15%	03/25/2036	450,173
128,001	Series 2009-28(h)	5.55%	04/25/2037	16,539
811,317	Series 2009-41	4.50%	06/25/2039	861,826
388,913	Series 2009-42(h)	5.55%	06/25/2039	50,473
1,075,981	Series 2009-47(h)	5.65%	07/25/2039	137,255
618,932	Series 2009-62(h)	5.65%	08/25/2039	75,418
231,085	Series 2009-66(h)	5.35%	02/25/2038	34,042
166,992	Series 2009-68(h)	4.80%	09/25/2039	21,021
18,497	Series 2010-109(h)	49.98%	10/25/2040	88,278
1,364,971	Series 2010-11(h)	4.35%	02/25/2040	138,712
202,225	Series 2010-111(h)	5.55%	10/25/2040	29,596
282,755	Series 2010-112	4.00%	10/25/2040	294,918
670,647	Series 2010-115(h)	6.15%	11/25/2039	120,530
3,720,800	Series 2010-115(h)	5.55%	10/25/2040	723,737
8,996,787	Series 2010-123(h)	5.60%	11/25/2040	1,887,651
1,693,305	Series 2010-15(h)	4.50%	03/25/2040	192,244
284,989	Series 2010-34(h)	4.48%	04/25/2040	24,523
148,235	Series 2010-4(h)	5.78%	02/25/2040	22,479
253,009	Series 2010-58(h)	11.31%	06/25/2040	290,514
2,956,406	Series 2010-75	4.50%	07/25/2040	3,345,708
214,355	Series 2010-9(h)	4.85%	02/25/2040	29,865
1,299,323	Series 2010-9(h)	4.30%	02/25/2040	101,607
64,204	Series 2010-90(h)	5.55%	08/25/2040	8,252
500,000	Series 2011-16	3.50%	03/25/2031	546,108
3,103,707	Series 2011-2	4.00%	02/25/2041	3,299,775
1,000,000	Series 2011-25	3.00%	04/25/2026	1,062,176
500,000	Series 2011-29	3.50%	04/25/2031	541,781
808,025	Series 2011-48(h)	8.29%	06/25/2041	859,535
1,325,475	Series 2011-5(h)	5.95%	11/25/2040	141,987
22,059,564	Series 2011-51(h)	5.55%	06/25/2041	3,545,925
2,249,470	Series 2011-58(h)	6.10%	07/25/2041	465,024
7,887,205	Series 2012-106(h)	5.71%	10/25/2042	1,644,301
1,565,916	Series 2012-124(h)	6.99%	11/25/2042	1,664,164
9,795,601	Series 2012-128(h)	5.32%	11/25/2042	9,612,621
208,676	Series 2012-140(h)	7.08%	12/25/2042	209,540
9,308,123	Series 2012-20	3.50%	03/25/2042	10,150,268
1,303,404	Series 2012-29(h)	5.55%	04/25/2042	205,707
1,784,153	Series 2012-32	5.00%	04/25/2042	322,453
7,276,332	Series 2012-65(h)	5.53%	06/25/2042	1,155,057
5,021,047	Series 2012-92	3.50%	08/25/2042	5,474,053
5,925,706	Series 2013-19(h)	4.86%	03/25/2043	5,995,460
9,646,208	Series 2013-51(h)	4.86%	04/25/2043	9,365,181
16,009,399	Series 2014-50(h)	5.75%	08/25/2044	2,779,017
8,708,223	Series 2014-73(h)	5.75%	11/25/2044	1,453,655
4,454,210	Series 2015-59	3.00%	06/25/2041	4,564,929
9,266,874	Series 2015-79	3.00%	11/25/2045	9,178,867
3,781,972	Series 2015-9	3.00%	01/25/2045	3,972,072
	Government National Mortgage Association
114,986	Series 2004-83(h)	5.63%	10/20/2034	20,447
105,664	Series 2008-6(h)	6.01%	02/20/2038	18,772
101,786	Series 2008-67(h)	5.55%	08/20/2038	16,112

Principal Amount/Description		Rate	Maturity	Value
$1,576,883	Series 2008-69(h)	7.18%	08/20/2038	$330,329
116,986	Series 2009-10(h)	6.21%	02/16/2039	25,320
2,174,006	Series 2009-35	4.50%	05/20/2039	2,394,850
7,953,738	Series 2009-58(h)	5.80%	06/20/2039	1,167,889
112,648	Series 2009-6(h)	5.50%	02/20/2038	20,472
4,291,787	Series 2009-75	5.00%	09/20/2039	4,747,135
9,974,415	Series 2010-121(h)	5.55%	09/20/2040	1,474,927
6,374,732	Series 2010-26(h)	5.80%	02/20/2040	1,060,998
14,839,195	Series 2010-35(h)	5.23%	03/20/2040	2,089,375
174,182	Series 2010-61(h)	6.10%	09/20/2039	25,805
548,058	Series 2010-98(h)	5.84%	03/20/2039	54,034
2,993,104	Series 2011-45	4.50%	03/20/2041	3,245,967
1,664,792	Series 2011-69(g)	0.00%	05/20/2041	1,576,630
2,512,980	Series 2011-71	4.50%	02/20/2041	2,788,742
2,811,979	Series 2011-71(h)	4.95%	05/20/2041	399,498
834,572	Series 2011-72(h)	5.70%	05/20/2041	132,035
4,407,742	Series 2011-89(h)	5.00%	06/20/2041	591,707
1,439,544	Series 2012-105(h)	5.75%	01/20/2041	104,904
12,227,172	Series 2013-102(h)	5.70%	03/20/2043	1,498,300
13,483,327	Series 2013-113(h)	5.80%	03/20/2043	1,805,865
16,184,358	Series 2013-122(h)	5.66%	08/16/2043	2,427,955
8,406,387	Series 2013-148(h)	5.24%	10/16/2043	1,493,349
17,105,508	Series 2013-186(h)	5.81%	02/16/2043	2,388,083
11,435,767	Series 2014-156(h)	5.80%	10/20/2044	1,809,030
21,027,233	Series 2014-3(h)	5.65%	01/20/2044	3,250,804
23,465,028	Series 2014-4(h)	5.66%	01/16/2044	3,511,572
16,413,958	Series 2014-5(h)	5.70%	07/20/2043	2,037,240
11,517,074	Series 2014-95(h)	5.81%	06/16/2044	2,144,982

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $254,990,960)				224,944,458

Shares/Description		Value
SHORT-TERM INVESTMENTS - 20.61%
Money Market Fund
410,609,868	State Street Institutional Trust (7 Day Yield 0.14%)	410,609,868

TOTAL SHORT-TERM INVESTMENTS
(Cost $410,609,868)		410,609,868

TOTAL INVESTMENTS - 101.10%
(Cost $2,082,731,519)		2,014,507,221
CASH SEGREGATED AT CUSTODIAN FOR TOTAL RETURN SWAP CONTRACTS - 0.02%		400,000
NET RECEIVABLE FROM PURCHASE AND SETTLEMENT AGREEMENT - 0.17%(l)		3,291,425
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.29)%		(25,684,036)
NET ASSETS - 100.00%		$1,992,514,610

(a)	Non-income producing security.
(b)	Affiliated company. See Note 6 to Notes to Financial Statements.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $140,711,879, which represents approximately 7.06% of net assets as of June 30, 2016.

(d)
Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of June 30, 2016, the aggregate fair value of those securities was $22,342,122, representing 1.12% of net assets.

(e)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(f)	Security is currently in default.
(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(h)	Floating or variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016.
(i)	Less than 0.005%.
(j)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2016.
(k)	Security will not have a market value or rate. Security will not be entitled to distributions in respect of principal or interest other than excess interest paid with respect to the mortgage loans.
(l)	See Note 4 to Notes to Financial Statements.

See Notes to Quarterly Schedule of Investments.

TOTAL RETURN SWAP CONTRACTS*

Counterparty	Reference Asset	Termination Date	Rate paid by the Fund	Notional Amount	Upfront Premiums Paid	Unrealized Appreciation
ReFlow Fund, LLC(a)	Net Asset Value	12/16/2016	1.97%	$40,000,000	$–	$111,715
Goldman Sachs	Fifth Street Finance Corp., Common Shares	01/25/2017	1.18%	1,395,996	1,395,996	1,556
						$113,271

TOTAL RETURN SWAP CONTRACTS* (Continued)

Counterparty	Reference Asset	Termination Date	Rate paid by the Fund	Notional Amount	Upfront Premiums Paid	Unrealized Deprectiation
Goldman Sachs	Fifth Street Finance Corp., Common Shares	10/28/2016	1.18%	$2,074,341	$2,074,341	$(290,555)
Goldman Sachs	Fifth Street Finance Corp., Common Shares	10/27/2016	1.18%	2,041,240	2,041,240	(257,454)
Goldman Sachs	Fifth Street Finance Corp., Common Shares	10/31/2016	1.18%	2,085,375	2,085,375	(301,589)
Goldman Sachs	Fifth Street Finance Corp., Common Shares	01/20/2017	1.18%	4,062,145	4,062,145	(46,859)
Goldman Sachs	Fifth Street Finance Corp., Common Shares	01/24/2017	1.18%	934,448	934,448	(46,520)
						$(942,977)

(a)	The Fund receives monthly payments based on any positive monthly return of the Reference Asset. The Fund makes payments on any negative monthly return of such Reference Asset.

*	See Note 4 in the Notes to Financial Statements.

RiverNorth Equity Opportunity Fund

SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 94.34%
28,289	Adams Diversified Equity Fund, Inc.	$358,422
98,651	Alpine Global Dynamic Dividend Fund	834,587
63,259	Alpine Total Dynamic Dividend Fund	459,260
95,841	Boulder Growth & Income Fund, Inc.	779,187
29,051	Brookfield Global Listed Infrastructure Income Fund, Inc.	382,311
66,345	Calamos Global Dynamic Income Fund	465,742
20,596	Clough Global Allocation Fund	240,973
88,005	Clough Global Equity Fund	942,534
27,800	Clough Global Opportunities Fund	259,374
15,937	General American Investors Co., Inc.	491,178
3,627	Lazard World Dividend & Income Fund, Inc.	32,752
158,475	Liberty All Star® Equity Fund	795,544
60,561	LMP Capital and Income Fund, Inc.	795,166
18,601	Madison Covered Call & Equity Strategy Fund	142,484
47,114	Neuberger Berman Real Estate Securities Income Fund, Inc.	267,608
94,974	Nuveen Global Equity Income Fund	1,108,347
70,658	Royce Value Trust, Inc.	831,645
94,071	Sprott Focus Trust, Inc.	603,936
33,117	The Gabelli Global Small and Mid Cap Value Trust(a)	343,754
156,673	Virtus Total Return Fund	726,947
112,066	Zweig Fund, Inc.	1,410,911
50,132	Zweig Total Return Fund, Inc.	603,088

TOTAL CLOSED-END FUNDS
(Cost $13,286,207)		12,875,750

EXCHANGE-TRADED FUNDS - 5.38%
7,117	iShares® Russell 1000® Value ETF	734,688

TOTAL EXCHANGE-TRADED FUNDS
(Cost $688,979)		734,688

SHORT-TERM INVESTMENTS - 0.23%
Money Market Fund
30,800	State Street Institutional Trust (7 Day Yield 0.14%)	30,800

TOTAL SHORT-TERM INVESTMENTS
(Cost $30,800)		30,800

TOTAL INVESTMENTS - 99.95%
(Cost $14,005,986)		13,641,238
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.05%		6,858
NET ASSETS - 100.00%		$13,648,096

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

RiverNorth/Oaktree High Income Fund

SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

Shares/Description		Value
BUSINESS DEVELOPMENT COMPANIES - 0.75%
224,439	Full Circle Capital Corp.	$605,985

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $576,162)		605,985

CLOSED-END FUNDS - 26.44%
15,405	Advent Claymore Convertible Securities and Income Fund	214,900
42,167	Apollo Tactical Income Fund, Inc.	608,470
102,126	Ares Dynamic Credit Allocation Fund, Inc.	1,404,232
482,174	BlackRock Debt Strategies Fund, Inc.	1,702,074
95,665	BlackRock Multi-Sector Income Trust	1,583,256
37,276	Blackstone/GSO Long-Short Credit Income Fund	538,638
114,860	Brookfield Mortgage Opportunity Income Fund, Inc.	1,707,968
44,005	Deutsche High Income Opportunities Fund, Inc.	598,468
9,200	Deutsche High Income Trust	80,776
120,029	Deutsche Multi-Market Income Trust	978,236
13,355	First Trust High Income Long/Short Fund	198,055
51,370	First Trust Strategic High Income Fund II	614,385
42,981	Franklin Limited Duration Income Trust	498,580
42,438	Legg Mason BW Global Income Opportunities Fund, Inc.	549,996
69,231	MFS Multimarket Income Trust	418,848
46,526	Neuberger Berman High Yield Strategies Fund, Inc.	509,460
10,599	NexPoint Credit Strategies Fund	225,865
189,803	Nuveen Credit Strategies Income Fund	1,533,608
20,134	Nuveen Global High Income Fund	289,728
16,254	Nuveen Mortgage Opportunity Term Fund	375,467
93,293	Nuveen Senior Income Fund	563,490
166,630	Pacholder High Yield Fund, Inc.	1,179,740
72,751	PIMCO Dynamic Credit Income Fund	1,391,727
39,574	Prudential Global Short Duration High Yield Fund, Inc.	594,006
47,852	Templeton Emerging Markets Income Fund	501,010
18,837	Virtus Global Multi-Sector Income Fund	285,569
20,214	Western Asset Emerging Markets Income Fund, Inc.	219,120
232,984	Western Asset High Income Opportunity Fund, Inc.	1,141,622
134,226	Western Asset Managed High Income Fund, Inc.	633,547
5,400	Western Asset Worldwide Income Fund, Inc.	59,346

TOTAL CLOSED-END FUNDS
(Cost $22,532,146)		21,200,187

COMMON STOCKS - 0.02%
3,604	New Millennium Holding Co. - Private Equity(a)(b)	13,515

TOTAL COMMON STOCKS
(Cost $47,570)		13,515

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS - 34.24%
Belgium - 0.27%
$195,000	Telenet International Finance SA, Y Facility Term Loan	3.50%	06/30/2023	$213,786

Bermuda - 0.70%
97,750	Belmond Interfin Ltd., Euro Term Loan	4.00%	03/19/2021	108,885
500,000	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan	3.75%	06/30/2019	456,750
				565,635
Canada - 0.37%
294,931	Hudson's Bay Company, Initial Term Loan	4.75%	09/30/2022	295,484

Cayman Islands - 0.59%
468,825	Avago Technologies, Term B-1 Loan	4.25%	02/01/2023	469,962

Denmark - 0.48%
350,000	Nassa Midco AS, Facility B Term Loan	3.75%	07/09/2021	387,261

France - 2.07%
363,175	Altice France SA (Numericable-SFR SA), Term B Loan	4.56%	07/29/2022	358,908
220,000	Ethypharm SA, Facility B Term Loan,(c)	L+5.00%	06/16/2023	245,915
235,000	Financiere Chopin (aka Ceva Sante Animale), Facility B Term Loan	4.25%	06/30/2021	262,002
195,067	Generale de Sante Development International Services Ltd., Facility B1A Loan	3.25%	10/01/2020	216,437
295,000	Horizon Holdings III SAS, Facility B2 Term Loan	4.50%	10/31/2022	327,240
179,073	SAM Bidco, Facility B1A Term Loan	4.25%	12/17/2021	198,692
49,303	SAM Bidco, Facility B1B Term Loan	4.25%	12/17/2021	54,705
				1,663,899
Germany - 1.80%
381,150	Kleopatra Holdings 2 SCA, Initial Term Loan	5.00%	04/28/2020	382,421
113,063	Orion Engineered Carbons GmbH (OEC Finance US LLC), Initial Euro Term Loan	4.75%	07/25/2021	126,727
33,000	Schaeffler AG, Facility B Term Loan	4.25%	05/15/2020	37,044
64,615	Schaeffler AG, Facility E Term Loan	4.25%	05/15/2020	64,927
120,000	Springer Science + Business Media GmbH, Euro Term B Loan(c)	L+3.75%	06/15/2020	133,004
404,875	Springer Science + Business Media GmbH, First Lien B Term Loan	4.50%	08/14/2020	444,496
230,000	Tele Columbus AG, Incremental Facility Term Loan	4.50%	01/04/2021	253,647
				1,442,266
Great Britain - 1.09%
100,000	Frontier Bidco Ltd., Facility B Term Loan	5.73%	11/27/2020	119,480
404,873	Ineos Finance PLC, Euro Term Loan	4.25%	03/31/2022	439,010
240,000	UMV Gloabal Foods Co. Ltd., Facility B1 Term Loan	4.84%	11/19/2021	318,816
				877,306
Ireland - 0.14%
100,000	Valeo Foods Group Ltd., Facility B Term Loan	4.25%	08/05/2022	109,172

Principal Amount/Description		Rate	Maturity	Value
Italy - 0.39%
$286,957	Inter Media and Communications S.r.l., Term Loan B	5.50%	06/05/2019	$312,081

Luxembourg - 1.48%
286,382	Auris Luxembourg III S.A.R.L. (aka Siemens Audiology), Facility B4 Term Loan	4.25%	01/17/2022	285,786
200,000	Delta 2 (Lux) S.A.R.L., Facility B3 Term Loan	4.75%	07/30/2021	192,906
100,000	Delta 2 (Lux) S.A.R.L., Second Lien Facility Term Loan	7.75%	07/29/2022	95,375
27,506	Diaverum Holdings S.A.R.L., Facility C1 France Term Loan	4.00%	04/01/2022	30,243
192,494	Diaverum Holdings S.A.R.L., Facility C1 Luxembourg Term Loan	4.00%	04/01/2022	211,644
335,750	SIG Combibloc Holdings SCA (fka Onex Wizard Acquisition Company II SCA), Initial Euro Term Loan	4.25%	03/11/2022	372,831
				1,188,785
Netherlands - 0.92%
283,418	Action Holding BV (fka Peer Holdings BV), Term B Loan	4.50%	02/25/2022	317,028
148,350	Jacobs Douwe Egberts International BV (fka Charger OpCo BV), Term B-1 Euro Term Loan	4.25%	07/02/2022	165,386
230,888	MacDermid Agricultural Solutions Holdings BV (Netherlands Agricultural Investment Partners LLC), Euro Tranche Term Loan	5.50%	06/07/2020	254,626
				737,040
Spain - 0.25%
180,000	Livister Investments, S.L.U., Facility B Term Loan	4.49%	06/28/2021	200,692

Sweden - 0.42%
300,000	Verisure Midholding AB, Facility B1A Term Loan	4.50%	10/21/2022	333,163

United States - 23.27%
114,425	Acadia Healthcare Co., Inc., Tranche B-2 Term Loan	4.50%	02/16/2023	113,543
571,305	Access CIG LLC, First Lien Term B Loan	6.00%	10/18/2021	568,686
391,050	Alliant Holdings Intermediate LLC, Initial Term Loan	4.50%	08/12/2022	386,162
553,700	American Rock Salt Co. LLC, First Lien Term Loan	4.75%	05/20/2021	519,786
70,909	Arch Coal, Inc., Term Loan	5.00%	01/31/2017	70,377
244,935	Arch Coal, Inc., Term Loan(d)	7.50%	05/16/2018	115,120
391,500	Asurion LLC, Incremental Tranche B-4 Term Loan	5.00%	08/04/2022	386,900
656,688	AVSC Holding Corp., Tranche 1 Incremental Term Loan	4.50%	01/25/2021	654,225
368,248	Berry Plastics Corp., Term H Loan	3.75%	10/01/2022	365,920
351,000	Caesars Entertainment Resort Properties LLC, Term B Loan	7.00%	10/11/2020	336,784
196,002	Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.), Extended Euro Term Loan	4.25%	05/20/2021	217,786
227,000	Cengage Learning, Inc., Refinancing Term Loan(c)	L+4.25%	06/07/2023	224,730

Principal Amount/Description		Rate	Maturity	Value
$554,400	Communications Sales & Leasing, Inc., Term Loan	5.00%	10/24/2022	$549,202
219,450	Coty, Inc., Term B Loan	3.50%	10/27/2022	243,704
362,854	CPI Buyer LLC, First Lien Initial Term Loan	5.50%	08/16/2021	355,596
295,000	Element Material Technology Group US Holdings, Inc., Term B2 Loan	5.75%	03/22/2023	326,149
181,353	Emmis Operating Co., Term Loan	7.00%	06/10/2021	154,603
441,000	Encompass Digital Media, Inc., First Lien Tranche B Term Loan	5.50%	06/06/2021	431,768
150,000	Encompass Digital Media, Inc., Second Lien Tranche B Term Loan	8.75%	06/06/2022	139,125
199,500	Equinix, Inc., Sterling Term B Loan	4.50%	01/06/2023	265,585
397,913	Evergreen Skills Lux S.A.R.L., First Lien Initial Term Loan	L+4.750%	04/28/2021	317,335
165,000	Evergreen Skills Lux S.A.R.L., Second Lien Initial Term Loan	9.25%	04/28/2022	78,375
243,734	Excelitas Technology Corp., Term B Loan	6.00%	11/02/2020	231,548
420,000	Fieldwood Energy LLC, Second Lien Term Loan	8.38%	09/30/2020	119,045
315,201	Getty Images, Inc., Initial Term Loan	4.75%	10/18/2019	235,416
161,092	GOBP Holdings, Inc., First Lien Initial Term Loan	5.00%	10/21/2021	157,870
342,413	HD Supply, Inc., Incremental Term Loan	3.75%	08/13/2021	342,555
224,825	Hi-Crush Partners LP, Advance Term Loan	4.75%	04/28/2021	183,232
292,788	Hostess Brands LLC, First Lien Term B Loan	4.50%	08/03/2022	293,007
293,250	HUB International Ltd., Initial Term Loan	4.00%	10/02/2020	288,790
235,232	Hudson Products Holdings, Inc., Term Loan	5.00%	03/15/2019	179,952
184,795	IMC OP, LP, First Lien Initial Term Loan	4.50%	08/15/2020	184,449
544,500	Jaguar Holding Co. I (aka Pharmaceutical Product Development, Inc.), Initial Term Loan	4.25%	08/18/2022	540,076
728,175	JBS USA LLC, 2015 Incremental Term Loan	4.00%	10/30/2022	728,179
485,000	Keurig Green Mountain, Inc., Term B Euro Loan	5.00%	03/03/2023	541,676
321,750	Life Time Fitness, Inc., Closing Date Term Loan	4.25%	06/10/2022	314,511
194,872	Manitowoc Foodservice, Inc., Term B Loan	5.75%	03/03/2023	196,700
89,688	MGOC, Inc. (fka Media General, Inc.), Term B Loan	4.00%	07/31/2020	89,744
80,603	Michaels Stores, Inc., Incremental Term Loan	4.00%	01/28/2020	80,742
101,548	Multi Packaging Solutions Global Holdings Ltd., Sterling Tranche B Term Loan	5.50%	09/30/2020	135,354
377,051	Navistar, Inc., Tranche B Term Loan	6.50%	08/07/2020	357,571
100,000	NBTY, Inc., Sterling Term B Loan	6.25%	05/05/2023	132,459
542,513	Neiman Marcus Group, Inc., Term Loan	4.25%	10/25/2020	488,693
122,763	New Millennium Holdco, Inc. (Millennium Health LLC), Closing Date Term Loan	7.50%	12/21/2020	91,075
94,050	NM Z Merger Sub, Inc. (aka Zep, Inc.), Initial Term Loan	5.50%	06/27/2022	94,197
94,763	NVA Holdings, Inc., Incremental B1 Term Loan	5.50%	08/14/2021	94,881
163,733	Ortho-Clinical Diagnostics Holdings Luxembourg S.A.R.L., Initial Term Loan	4.75%	06/30/2021	155,411
227,125	Paragon Offshore Finance Co., Term Loan	5.25%	07/16/2021	59,976
95,761	Penn Engineering & Manufacturing Corp., Incremental Tranche C Term Loan	4.00%	08/27/2021	106,377
250,000	Quicksilver Resources, Inc., Second Lien Term Loan(d)	7.00%	06/21/2019	54,375
435,600	SBA Senior Finance II LLC, Incremental Tranche B-2 Term Loan	3.25%	06/10/2022	430,882

Principal Amount/Description		Rate	Maturity	Value
$620,550	Scientific Games International, Inc., Initial Term B2 Loan	6.00%	10/01/2021	$612,871
218,900	Securus Technologies Holdings, Inc., First Lien Incremental Term Loan	5.25%	04/30/2020	207,546
250,000	Sedgwick Claims Management Services, Inc., Second Lien Term Loan	6.75%	02/28/2022	240,625
107,800	Signode Industrial Group Lux SA, Initial Euro Term Loan	4.00%	05/01/2021	119,033
200,000	Solenis International LP, Tranche C Term Loan	5.00%	07/31/2021	222,782
274,313	Solera Holdings, Inc., Euro Term Loan	5.75%	03/03/2023	305,668
91,021	Spectrum Brands, Inc., Euro Term Loan	3.50%	06/23/2022	101,305
114,138	Sterigenics-Nordion Holdings LLC, Initial Term Loan	4.25%	05/16/2022	113,424
146,048	Sungard Availability Services Capital, Inc., Tranche B Term Loan	6.00%	03/29/2019	128,249
374,253	Texas Competitive Electric Holdings Co. LLC, Delayed Draw Term Loan	3.75%	11/07/2016	373,691
148,875	TI Group Automotive Systems LLC, Initial Euro Term Loan	4.50%	06/30/2022	163,892
253,088	TI Group Automotive Systems LLC, Initial US Term Loan	4.50%	06/30/2022	248,658
224,060	Toys "R" US Property Co. I LLC, Initial Term Loan	6.00%	08/21/2019	202,774
454,526	TransDigm, Inc., Tranche E Term Loan	3.75%	05/16/2022	448,454
439,877	TransUnion LLC, Term B-2 Loan	3.50%	04/09/2021	435,273
174,125	U.S. Renal Care, Inc., First Lien Initial Term Loan	5.25%	12/30/2022	174,126
105,000	Ultra Resources, Inc., Revolving Credit Term Loan(c)(d)	L+1.75%	10/06/2016	93,450
151,900	UTEX Industries, Inc., First Lien Initial Term Loan	5.00%	05/21/2021	105,570
220,000	Western Digital Corp., Term B Loan	6.00%	04/29/2023	243,162
171,181	WP Mustang Holdings LLC, First Lien Term Loan	5.50%	05/29/2021	171,038
100,000	WP Mustang Holdings LLC, Second Lien Term Loan	8.50%	05/29/2022	100,000
136,706	York Risk Services Holding Corp., Term Loan	4.75%	10/01/2021	120,985
				18,662,780

TOTAL BANK LOANS
(Cost $29,903,955)				27,459,312

Principal Amount/Description		Rate	Maturity	Value
HIGH YIELD DEBT- 30.69%
Australia - 0.07%
$55,000	BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC(e)	6.50%	05/15/2021	57,084

Bermuda - 0.14%
95,000	Weatherford International Ltd.	7.75%	06/15/2021	92,863
10,000	Weatherford International Ltd.	4.50%	04/15/2022	8,625
10,000	Weatherford International Ltd.	8.25%	06/15/2023	9,525
				111,013
Canada - 1.84%
70,000	1011778 BC ULC / New Red Finance, Inc.(e)	4.63%	01/15/2022	71,225
75,000	Baytex Energy Corp.(e)	5.13%	06/01/2021	63,188
170,000	Cascades, Inc.(e)	5.50%	07/15/2022	165,962

Principal Amount/Description		Rate	Maturity	Value
$15,000	Cascades, Inc.(e)	5.75%	07/15/2023	$14,513
100,000	Cott Finance Corp.(e)	5.50%	07/01/2024	113,763
80,000	Eldorado Gold Corp.(e)	6.13%	12/15/2020	80,400
100,000	First Quantum Minerals Ltd.(e)	7.25%	05/15/2022	77,750
105,000	HudBay Minerals, Inc.	9.50%	10/01/2020	89,250
180,000	Novelis, Inc.	8.75%	12/15/2020	187,731
90,000	Open Text Corp.(e)	5.63%	01/15/2023	91,575
55,000	Open Text Corp.(e)	5.88%	06/01/2026	55,413
60,000	Precision Drilling Corp.	6.63%	11/15/2020	55,200
55,000	Teck Resources Ltd.(e)	8.50%	06/01/2024	57,200
30,000	Valeant Pharmaceuticals International, Inc.(e)	6.75%	08/15/2018	29,013
370,000	Valeant Pharmaceuticals International, Inc.(e)	5.38%	03/15/2020	317,969
				1,470,152
France - 1.04%
100,000	Holding Medi-Partenaires SAS(f)	7.00%	05/15/2020	116,246
225,000	HomeVi SAS(e)	6.88%	08/15/2021	265,780
125,000	Novafives SAS(e)(g)	3.75%	06/30/2020	124,008
290,000	Numericable-SFR SAS(f)	5.63%	05/15/2024	325,184
				831,218
Germany - 0.45%
105,000	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH(f)	4.00%	01/15/2025	117,715
81,000	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH(f)	5.75%	01/15/2023	95,278
125,550	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH(f)	5.13%	01/21/2023	146,284
				359,277
Great Britain - 2.65%
100,000	Anglo American Capital PLC	1.75%	04/03/2018	110,020
150,000	Arqiva Broadcast Finance PLC(f)	9.50%	03/31/2020	213,861
100,000	Boparan Finance PLC(f)	5.50%	07/15/2021	116,984
100,000	Inovyn Finance PLC(e)	6.25%	05/15/2021	113,190
110,000	Iron Mountain Europe PLC(f)	6.13%	09/15/2022	148,158
100,000	Moto Finance PLC(e)	6.38%	09/01/2020	136,620
130,000	Synlab Bondco PLC(e)	6.25%	07/01/2022	152,924
150,000	TA MFG. Ltd.(e)	3.63%	04/15/2023	156,453
200,000	Tullow Oil PLC(e)	6.00%	11/01/2020	162,500
230,000	Virgin Media Finance PLC(f)	7.00%	04/15/2023	313,842
100,000	Vougeot Bidco PLC(e)	7.88%	07/15/2020	136,786
100,000	Vougeot Bidco PLC(f)	7.88%	07/15/2020	136,786
200,000	Worldpay Finance PLC(e)	3.75%	11/15/2022	227,499
				2,125,623
Ireland - 0.35%
115,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.(e)	4.25%	01/15/2022	130,333
135,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.(e)	6.75%	05/15/2024	152,813
				283,146
Italy - 0.16%
110,000	LKQ Italia Bondco SpA(e)	3.88%	04/01/2024	126,040

Jersey - 0.59%
150,000	AA Bond Co. Ltd.(e)	5.50%	07/31/2022	191,201
120,000	CPUK Finance Ltd.(e)	7.00%	08/28/2020	164,624
100,000	Lincoln Finance Ltd.(e)	6.88%	04/15/2021	119,298
				475,123

Principal Amount/Description		Rate	Maturity	Value
Luxembourg - 2.51%
$100,000	Altice Financing SA(e)	5.25%	02/15/2023	$112,501
100,000	Altice Luxembourg SA(f)	7.25%	05/15/2022	112,154
205,000	ArcelorMittal	6.50%	03/01/2021	211,662
116,000	Capsugel SA(e)(h)	7.00%	05/15/2019	116,290
400,000	ConvaTec Finance International SA(e)(h)	8.25%	01/15/2019	393,000
125,000	Hanesbrands Finance Luxembourg SCA(e)	3.50%	06/15/2024	140,799
135,000	Intelsat Jackson Holdings SA	7.50%	04/01/2021	93,825
105,000	Intelsat Jackson Holdings SA(e)	8.00%	02/15/2024	103,950
140,000	Matterhorn Telecom SA(e)	3.88%	05/01/2022	150,294
100,000	SIG Combibloc Holdings SCA(e)	7.75%	02/15/2023	117,240
480,000	Wind Acquisition Finance SA(e)	7.38%	04/23/2021	462,000
				2,013,715
Netherlands - 0.71%
220,000	Darling Global Finance BV(e)	4.75%	05/30/2022	248,222
115,000	UPC Holding BV(f)	6.75%	03/15/2023	137,273
175,000	Ziggo Bond Finance BV(f)	4.63%	01/15/2025	185,952
				571,447
United States - 20.18%
110,000	Acadia Healthcare Co., Inc.	5.13%	07/01/2022	107,250
55,000	Acadia Healthcare Co., Inc.	5.63%	02/15/2023	54,175
140,000	AECOM	5.75%	10/15/2022	143,500
95,000	AES Corp./VA	6.00%	05/15/2026	97,137
75,000	Albertsons Cos LLC / Safeway, Inc. / New Albertson's Inc / Albertson's LLC(e)	6.63%	06/15/2024	77,625
110,000	Allegion US Holding Co., Inc.	5.75%	10/01/2021	115,225
40,000	Ally Financial, Inc.	4.13%	02/13/2022	39,800
150,000	American Builders & Contractors Supply Co., Inc.(e)	5.63%	04/15/2021	155,625
95,000	AmeriGas Finance LLC / AmeriGas Finance Corp.	7.00%	05/20/2022	100,759
135,000	AmeriGas Partners LP / AmeriGas Finance Corp.	5.63%	05/20/2024	136,181
130,000	Amsurg Corp.	5.63%	07/15/2022	134,062
35,000	Antero Resources Corp.	5.38%	11/01/2021	34,475
20,000	Antero Resources Corp.	5.13%	12/01/2022	19,300
35,000	Antero Resources Corp.	5.63%	06/01/2023	34,125
125,000	Apex Tool Group LLC(e)	7.00%	02/01/2021	108,437
56,000	Ashtead Capital, Inc.(e)	6.50%	07/15/2022	58,555
15,000	Ashtead Capital, Inc.(e)	5.63%	10/01/2024	15,150
10,000	B&G Foods, Inc.	4.63%	06/01/2021	10,050
185,000	Ball Corp.	4.38%	12/15/2023	221,985
160,000	BlueLine Rental Finance Corp.(e)	7.00%	02/01/2019	138,400
85,000	Boyd Gaming Corp.(e)	6.38%	04/01/2026	89,250
30,000	California Resource Corp.	5.50%	09/15/2021	15,300
45,000	Calpine Corp.	5.38%	01/15/2023	44,100
200,000	Carlson Travel Holdings, Inc.(e)(h)	7.50%	08/15/2019	192,000
35,000	Carrizo Oil & Gas, Inc.	6.25%	04/15/2023	33,862
75,000	CCO Holdings LLC / CCO Holdings Capital Corp.(e)	5.13%	05/01/2023	75,937
45,000	CCO Holdings LLC / CCO Holdings Capital Corp.(e)	5.88%	04/01/2024	47,025
70,000	Centene Corp.(e)	5.63%	02/15/2021	73,150
30,000	Centene Corp.	4.75%	05/15/2022	30,750
45,000	Centene Corp.(e)	6.13%	02/15/2024	47,953
105,000	CenturyLink, Inc.	5.63%	04/01/2025	93,844
100,000	Cheniere Corpus Christi Holdings LLC(e)	7.00%	06/30/2024	102,813
80,000	Chesapeake Energy Corp.	5.38%	06/15/2021	52,000

Principal Amount/Description		Rate	Maturity	Value
$180,000	CHS/Community Health Systems, Inc.	6.88%	02/01/2022	$158,400
110,000	Churchill Downs, Inc.	5.38%	12/15/2021	112,887
15,000	Churchill Downs, Inc.(e)	5.38%	12/15/2021	15,394
105,000	CITGO Petroleum Corp.(e)	6.25%	08/15/2022	101,062
100,000	Cliffs Natural Resources, Inc.(e)	8.25%	03/31/2020	101,500
105,000	CNH Industrial Capital LLC	4.38%	11/06/2020	106,312
49,000	CommScope Holding Co., Inc.(e)(h)	6.63%	06/01/2020	50,703
65,000	CommScope, Inc.(e)	5.50%	06/15/2024	66,219
155,000	Covanta Holding Corp.	6.38%	10/01/2022	160,037
10,000	CSC Holdings LLC	5.25%	06/01/2024	9,100
125,000	DaVita HealthCare Partners, Inc.	5.13%	07/15/2024	126,622
145,000	DBP Holding Corp.(e)	7.75%	10/15/2020	110,200
70,000	Denbury Resources, Inc.(e)	9.00%	05/15/2021	70,350
125,000	Denbury Resources, Inc.	5.50%	05/01/2022	85,000
115,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp(e)	5.45%	06/15/2023	119,415
160,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp(e)	6.02%	06/15/2026	166,305
80,000	DISH DBS Corp.	5.88%	07/15/2022	78,000
5,000	DISH DBS Corp.	5.88%	11/15/2024	4,687
55,000	DISH DBS Corp.(e)	7.75%	07/01/2026	56,925
80,000	Dollar Tree, Inc.(e)	5.75%	03/01/2023	85,400
70,000	Dynegy, Inc.	6.75%	11/01/2019	70,525
85,000	Endo Finance LLC(e)	5.75%	01/15/2022	77,129
80,000	Energizer SpinCo, Inc.(e)	5.50%	06/15/2025	79,800
120,000	EnerSys(e)	5.00%	04/30/2023	119,100
150,000	Envision Healthcare Corp.(e)	5.13%	07/01/2022	152,970
80,000	ESH Hospitality, Inc.(e)	5.25%	05/01/2025	78,300
320,000	First Data Corp.(e)	7.00%	12/01/2023	326,000
50,000	First Data Corp.(e)	5.00%	01/15/2024	50,312
170,000	First Quality Finance Co., Inc.(e)	4.63%	05/15/2021	161,500
50,000	Flexi-Van Leasing, Inc.(e)	7.88%	08/15/2018	48,750
70,000	Forum Energy Technologies, Inc.	6.25%	10/01/2021	65,275
180,000	Frontier Communications Corp.	6.88%	01/15/2025	151,762
80,000	Global Brass & Copper, Inc.	9.50%	06/01/2019	83,980
60,000	GLP Capital LP / GLP Financing II, Inc.	5.38%	04/15/2026	62,250
15,000	Graphic Packaging International, Inc.	4.88%	11/15/2022	15,637
90,000	Gulfport Energy Corp.	6.63%	05/01/2023	89,100
225,000	HCA Holdings, Inc.	6.25%	02/15/2021	241,875
55,000	HCA, Inc.	5.25%	06/15/2026	57,200
160,000	HCA, Inc.	5.88%	05/01/2023	171,000
160,000	HD Supply, Inc.(e)	5.75%	04/15/2024	166,800
5,000	HealthSouth Corp.	5.13%	03/15/2023	4,925
135,000	HealthSouth Corp.	5.75%	11/01/2024	136,215
105,000	HUB International Ltd.(e)	7.88%	10/01/2021	101,062
105,000	Huntington Ingalls Industries, Inc.(e)	5.00%	11/15/2025	111,169
220,000	IMS Health, Inc.(e)	4.13%	04/01/2023	249,028
150,000	Ingles Markets, Inc.	5.75%	06/15/2023	152,625
100,000	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co.(e)	6.88%	02/15/2019	88,500
100,000	Jaguar Holding Co. II / Pharmaceutical Product Development LLC(e)	6.38%	08/01/2023	102,500
135,000	JBS USA LLC / JBS USA Finance, Inc.(e)	7.25%	06/01/2021	140,400
75,000	Jones Energy Holdings LLC / Jones Energy Finance Corp.	6.75%	04/01/2022	61,875
95,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(e)	5.00%	06/01/2024	97,612
90,000	Lamar Media Corp.(e)	5.75%	02/01/2026	93,882

Principal Amount/Description		Rate	Maturity	Value
$5,000	Laredo Petroleum, Inc.	5.63%	01/15/2022	$4,700
85,000	Laredo Petroleum, Inc.	6.25%	03/15/2023	81,175
115,000	Level 3 Financing, Inc.	5.13%	05/01/2023	114,425
20,000	Level 3 Financing, Inc.	5.38%	01/15/2024	20,175
80,000	LifePoint Health, Inc.	5.50%	12/01/2021	83,600
95,000	LifePoint Health, Inc.(e)	5.38%	05/01/2024	95,475
93,000	Linn Energy LLC / Linn Energy Finance Corp.(d)(e)	12.00%	12/15/2020	32,318
35,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(e)	4.88%	04/15/2020	33,950
115,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(e)	5.75%	08/01/2022	110,041
95,000	Mediacom Broadband LLC / Mediacom Broadband Corp.	5.50%	04/15/2021	97,256
95,000	MGM Growth Properties Operating Partnership LP / MGP Escrow Co.-Issuer, Inc.(e)	5.63%	05/01/2024	100,700
110,000	Milacron LLC / Mcron Finance Corp.(e)	7.75%	02/15/2021	113,850
80,000	MPT Operating Partnership LP / MPT Finance Corp.	6.38%	03/01/2024	85,600
160,000	Natural Resource Partners LP / NRP Finance Corp.	9.13%	10/01/2018	121,600
45,000	NBTY, Inc.(e)	7.63%	05/15/2021	45,169
10,000	NCR Corp.	5.88%	12/15/2021	10,188
65,000	Neiman Marcus Group Ltd. LLC(e)(h)	8.75%	10/15/2021	49,725
100,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp.(e)	5.88%	03/15/2022	104,500
170,000	Nielsen Finance LLC / Nielsen Finance Co.(e)	5.00%	04/15/2022	174,038
110,000	NRG Energy, Inc.	6.63%	03/15/2023	108,900
65,000	Oasis Petroleum, Inc.	6.88%	03/15/2022	60,450
35,000	Oasis Petroleum, Inc.	6.88%	01/15/2023	32,025
90,000	Party City Holdings, Inc.(e)	6.13%	08/15/2023	93,600
110,000	PHI, Inc.	5.25%	03/15/2019	102,300
70,000	Pilgrim's Pride Corp.(e)	5.75%	03/15/2025	70,175
115,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.	4.88%	05/01/2021	117,156
55,000	Plantronics, Inc.(e)	5.50%	05/31/2023	54,450
140,000	Plastipak Holdings, Inc.(e)	6.50%	10/01/2021	143,500
80,000	Post Holdings, Inc.(e)	6.00%	12/15/2022	82,300
25,000	Post Holdings, Inc.(e)	7.75%	03/15/2024	27,531
135,000	Prestige Brands, Inc.(e)	5.38%	12/15/2021	137,700
100,000	PSPC Escrow Corp.(e)	6.00%	02/01/2023	94,717
50,000	Range Resources Corp.	5.00%	08/15/2022	47,375
40,000	Range Resources Corp.	4.88%	05/15/2025	38,300
95,000	Rent-A-Center, Inc.	4.75%	05/01/2021	79,800
230,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	5.75%	10/15/2020	238,147
65,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu(e)	5.13%	07/15/2023	65,894
60,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu(e)	7.00%	07/15/2024	61,882
90,000	RHP Hotel Properties LP / RHP Finance Corp.	5.00%	04/15/2023	89,775
60,000	Rite Aid Corp.(e)	6.13%	04/01/2023	64,419
170,000	Sabine Pass Liquefaction LLC	5.63%	04/15/2023	171,488
50,000	Sabine Pass Liquefaction LLC(e)	5.88%	06/30/2026	50,000
75,000	Sally Holdings LLC / Sally Capital, Inc.	5.75%	06/01/2022	78,094
150,000	SBA Communications Corp.	4.88%	07/15/2022	149,438
155,000	Scientific Games International, Inc.(e)	7.00%	01/01/2022	156,550
75,000	Sequa Corp.(e)	7.00%	12/15/2017	19,875

Principal Amount/Description		Rate	Maturity	Value
$130,000	Sinclair Television Group, Inc.	5.38%	04/01/2021	$134,388
120,000	Six Flags Entertainment Corp.(e)	4.88%	07/31/2024	118,800
135,000	Smithfield Foods, Inc.	6.63%	08/15/2022	142,046
15,000	Southwestern Energy Co.	4.10%	03/15/2022	13,462
70,000	Southwestern Energy Co.	4.95%	01/23/2025	67,463
50,000	Sprint Communications, Inc.	8.38%	08/15/2017	51,500
520,000	Sprint Corp.	7.25%	09/15/2021	445,900
35,000	Standard Industries, Inc.(e)	5.13%	02/15/2021	36,137
60,000	Standard Industries, Inc.(e)	5.50%	02/15/2023	61,650
150,000	Standard Industries, Inc.(e)	6.00%	10/15/2025	157,500
85,000	Steel Dynamics, Inc.	5.13%	10/01/2021	87,231
20,000	Steel Dynamics, Inc.	5.50%	10/01/2024	20,500
195,000	Summit Materials LLC / Summit Materials Finance Corp.	6.13%	07/15/2023	193,171
15,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.(e)	7.38%	02/01/2020	12,675
150,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.(e)	7.38%	02/01/2020	126,750
125,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.(e)	6.75%	03/15/2024	128,750
15,000	Tempur Sealy International, Inc.	5.63%	10/15/2023	15,525
160,000	Tempur Sealy International, Inc.(e)	5.50%	06/15/2026	157,600
130,000	Tenet Healthcare Corp.	4.50%	04/01/2021	131,300
75,000	Tenet Healthcare Corp.	6.75%	06/15/2023	72,094
50,000	Tenneco, Inc.	5.38%	12/15/2024	52,125
105,000	TerraForm Power Operating LLC(e)	5.88%	02/01/2023	100,464
115,000	The Chemours Co.	6.13%	05/15/2023	101,756
105,000	The GEO Group, Inc.	5.13%	04/01/2023	102,900
50,000	The GEO Group, Inc.	6.00%	04/15/2026	50,625
110,000	The Goodyear Tire & Rubber Co.	5.13%	11/15/2023	114,125
130,000	T-Mobile USA, Inc.	6.00%	03/01/2023	135,037
165,000	T-Mobile USA, Inc.	6.00%	04/15/2024	172,013
160,000	TMS International Corp.(e)	7.63%	10/15/2021	112,800
95,000	TreeHouse Foods, Inc.(e)	6.00%	02/15/2024	101,821
10,000	Tronox Finance LLC	6.38%	08/15/2020	7,475
110,000	Tronox Finance LLC(e)	7.50%	03/15/2022	79,750
60,000	Ultra Petroleum Corp.(d)(e)	6.13%	10/01/2024	42,450
65,000	United Rentals NA	5.88%	09/15/2026	64,838
80,000	United Rentals North America, Inc.	5.50%	07/15/2025	79,100
5,000	Univision Communications, Inc.(e)	6.75%	09/15/2022	5,300
120,000	Univision Communications, Inc.(e)	5.13%	05/15/2023	119,700
10,000	USG Corp.(e)	5.50%	03/01/2025	10,513
90,000	Vereit Operating Partnership LP	4.60%	02/06/2024	91,125
85,000	VEREIT Operating Partnership LP	4.88%	06/01/2026	87,444
125,000	VWR Funding, Inc.(e)	4.63%	04/15/2022	140,037
70,000	Walter Investment Management Corp.	7.88%	12/15/2021	34,738
100,000	Watco Cos. LLC / Watco Finance Corp.(e)	6.38%	04/01/2023	99,500
95,000	ZF North America Capital, Inc.(e)	4.50%	04/29/2022	96,663
				16,184,443

TOTAL HIGH YIELD DEBT
(Cost $25,639,268)				24,608,281

Shares/Description		Value
SHORT-TERM INVESTMENTS - 6.59%
5,281,831	State Street Institutional Trust (7 Day Yield 0.14%)	$5,281,831

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,281,831)		5,281,831

TOTAL INVESTMENTS - 98.73%
(Cost $83,980,932)		79,169,111
CASH SEGREGATED AT CUSTODIAN FOR FORWARD FOREIGN CURRENCY CONTRACTS AND TOTAL RETURN SWAP CONTRACTS - 0.31%		250,000
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.96%		770,777
NET ASSETS - 100.00%		$80,189,888

(a)	Non-income producing security.
(b)	Private Placement: these securities may only be resold in transactions exempt from registration under the Securities Act of 1933.
(c)
All or a portion of this position has not settled as of June 30, 2016. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the Euro Interbank Offered Rate ("EURIBOR" or "E") or the applicable LIBOR/EURIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR/EURIBOR will be established.

(d)	Security is currently in default.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $13,460,846, which represents approximately 16.79% of net assets as of June 30, 2016.

(f)
Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of June 30, 2016, the aggregate fair value of those securities was $2,165,717, representing 2.70% of net assets.

(g)	Floating or variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016.
(h)	Pay-in-kind securities.

See Notes to Quarterly Schedule of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS
	Foreign	Contracted	Contract	Settlement	Current	Unrealized
Counterparty	Currency	Amount*	Type	Date	Value	Appreciation
State Street Boston	GBP	18,244	Purchase	07/06/2016	$24,289	$109
State Street Boston	EUR	11,933,692	Sale	07/06/2016	13,246,109	79,767
State Street Boston	GBP	1,990,163	Sale	07/06/2016	2,649,491	221,457
						$301,333

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS (Continued)

	Foreign	Contracted	Contract	Settlement	Current	Unrealized
Counterparty	Currency	Amount*	Type	Date	Value	Depreciation
State Street Boston	EUR	125,435	Purchase	07/06/2016	$139,230	$(1,368)
						$(1,368)

*	The contracted amount is stated in the currency in which the security is denominated.

Currency Abbreviations:
EUR	-	Euro
GBP	-	British Pound Sterling

1. ORGANIZATION

The RiverNorth Funds (the “Trust” or “Funds”) was established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”).  The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust Agreement permits the Board of Trustees (the “Board’ or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value.  All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Funds are considered investment companies for financial reporting purposes under generally accepted accounting principles in the United States of America (“GAAP”).

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of the Trust on July 18, 2006 and commenced investment operations on December 27, 2006. The Core Opportunity Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC (the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth Equity Opportunity Fund (the “Equity Opportunity Fund”) is a diversified series of the Trust and commenced investment operations on July 18, 2012. The Equity Opportunity Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Equity Opportunity Fund is RiverNorth Capital Management, LLC. The investment objective of the Equity Opportunity Fund is overall total return consisting of long-term capital appreciation and income. Prior to January 1, 2014 the name of the Equity Opportunity Fund was the RiverNorth/Manning & Napier Dividend Income Fund and the sub-adviser was Manning & Napier, Advisors, LLC.  On January 28, 2014 the strategy of the RiverNorth Equity Opportunity Fund changed to permit the RiverNorth Equity Opportunity Fund to gain exposure to the equity markets through exchange‐traded funds rather than individual dividend‐paying stocks.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the High Income Fund is RiverNorth Capital Management, LLC. The High Income Fund’s sub-adviser is Oaktree Capital Management, L.P. (“Oaktree Capital,” and with DoubleLine, each a “Sub-Adviser” or collectively, the “Sub-Advisers”).  The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with GAAP. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2016.

Security Valuation:  The Funds’ assets and other financial instruments are generally valued at their market value using market quotations.  If a market value quotation is unavailable a security may be valued at its estimated fair value as described in note 3.

Security Transactions and Related Income:  The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Other:  The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Principal Investment Risks:  All mutual funds carry a certain amount of risk. For more information on the related risks of investing in the Funds please refer to the prospectus.

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

•
Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or  indirectly) for substantially the full term of the asset or liability; and

•
Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, closed-end funds, exchange-traded funds, preferred stocks, business development companies, exchange-traded notes, and business development company senior notes are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or a Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or a Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, Sub-Adviser, or valuation committee in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds and open-end mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, foreign and U.S. government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, U.S. Government/Agency mortgage backed securities, bank loans, collateralized loan obligations, contingent convertible securities, municipal bonds, and high yield debt, as well as non-exchange traded derivatives, including forward foreign currency contracts and total return swaps, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Total Return swaps are valued based on a formula of the underlying asset’s nightly value, the Overnight London‐Interbank Offered Rate (“USD‐LIBOR”) and an annual fee or various agreed upon inputs. Foreign Currency positions, including forward currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser, Sub-Adviser, or valuation committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or valuation committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s, a Sub-Adviser’s, or the valuation committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Adviser or a Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Funds invest in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger good faith pricing than other securities.

Core Opportunity Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$497,854,101	$–	$–	$497,854,101
Business Development Companies	13,956,820	–	–	13,956,820
Exchange-Traded Funds	121,467,007	–	–	121,467,007
Open-End Funds	2,710,757	–	–	2,710,757
Preferred Stocks	1,649,431	–	–	1,649,431

Core Opportunity Fund (continued)
	Valuation Inputs (continued)
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Short-Term Investments	$110,178,526	$–	$–	$110,178,526
Total	$747,816,642	$–	$–	$747,816,642

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$577,926	$–	$577,926
Net receivable on purchase and settlement agreement***	2,022,178	–	–	2,022,178
Liabilities
Total Return Swap Contracts	–	(834,237)	–	(834,236)
Total	$2,022,178	$(256,310)	$–	$1,765,868

Strategic Income Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$547,575,368	$–	$–	$547,575,368
Business Development Companies	25,522,472	–	–	25,522,472
Open-End Funds	61,900,044	–	–	61,900,044
Preferred Stocks	14,410,749	–	–	14,410,749
Business Development Company Senior Notes	26,727,846	–	–	26,727,846
Foreign Corporate Bonds	–	46,868,831	–	46,868,831
U.S. Corporate Bonds	–	64,239,114	–	64,239,114
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	1,014,025	–	1,014,025
Collateralized Loan Obligations	–	15,266,895	–	15,266,895
Contingent Convertible Securities	–	1,167,750	–	1,167,750
Non-Agency Collateralized Mortgage Obligations	–	441,243,307	–	441,243,307
U.S. Government Bonds and Notes	–	109,721,956	–	109,721,956
Municipal Bonds	–	23,294,538	–	23,294,538
U.S. Government / Agency Mortgage Backed Securities	–	224,944,458	–	224,944,458
Short-Term Investments	410,609,868	–	–	410,609,868
Total	$1,086,746,347	$927,760,874	$–	$2,014,507,221

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$113,271	$–	$113,271
Net receivable on purchase and settlement agreement***	3,291,425	–	–	3,291,425
Liabilities
Total Return Swap Contracts	–	(942,977)	–	(942,976)
Total	$3,291,425	$(829,705)	$–	$2,461,720

Equity Opportunity Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$12,875,750	$–	$–	$12,875,750
Exchange-Traded Funds	734,688	–	–	734,688
Short-Term Investments	30,800	–	–	30,800
Total	$13,641,238	$–	$–	$13,641,238

High Income Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Business Development Companies	$605,985	$–	$–	$605,985
Closed-End Funds	21,200,187	–	–	21,200,187
Common Stocks	13,515	–	–	13,515
Bank Loans
Italy	–	–	312,081	312,081
United States	–	18,339,206	323,574	18,662,780
Other	–	8,484,451	–	8,484,451
High Yield Debt	–	24,608,281	–	24,608,281
Short-Term Investments	5,281,831	–	–	5,281,831
Total	$27,101,518	$51,431,938	$635,655	$79,169,111

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$–	$301,333	$–	$301,333
Liabilities
Forward Foreign Currency Contracts	–	(1,368)	–	(1,368)
Total	$–	$299,966	$–	$299,966

*	Refer to each Fund’s Schedule of Investments for a listing of securities by type.
**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments.
***	See Note 4.

The changes of the fair value of investments for which the Funds have used Level 3 inputs to determine the fair value are as follows:

Investments in Securities	Balance as of September 30, 2015	Accrued discount/ premium	Return of Capital	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of June 30, 2016	Net change in unrealized appreciation/ (depreciation) the of attributable to Level 3 investments held at June 30, 2016
High Income Fund
Bank Loans	$ 499,357	$ 1,128	$ –	$ (2,731)	$ 13,256	$ –	$(14,480)	$139,125	$ –	$ 635,655	$ 3,598
Total	$ 499,357	$ 1,128	$ –	$ (2,731)	$ 13,256	$ –	$(14,480)	$139,125	$ –	$ 635,655	$ 3,598

The table below provides additional information about the Level 3 Fair Value Measurements as of June 30, 2016:

Quantitative Information about Level 3 Fair Value Measurements

High Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)
Bank Loans	$635,655	Third-Party Vendor Pricing Service	Vendor Quote

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Vendor Quote	Increase	Decrease

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

Transfer of securities from Level 2 to Level 3 occurred primarily due to the lack of observable market date due to decreased market activity or information for these securities.

There were no transfers into and out of Levels 1 and 2 during the current period presented.

4. DERIVATIVE FINANCIAL INSTRUMENTS

The following discloses the Funds’ use of derivative instruments.  The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts such as  total return swap contracts and forward foreign currency contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.  Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Forward Foreign Currency Contracts

The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. During the nine months ended June 30, 2016, the High Income Fund engaged in forward foreign currency contracts. The contracts are marked‐to‐market daily and the change in value is recorded by the High Income Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the High Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk. The High Income Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Total Return Swaps

Certain Funds may enter into total return swaps. During the nine months ended June 30, 2016, the Core Opportunity Fund, the Strategic Income Fund, and the High Income Fund invested in total return swaps.  Total return swaps are agreements that provide the Fund with a return based on the performance of an underlying asset (called a “reference asset”), in exchange for fee payments to a counterparty based on a specific rate of return. The difference in the value of these income streams is recorded daily by the Fund, and is settled in cash at the end of each month. The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the reference asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the reference asset does not perform as anticipated by the Adviser. The Fund may use its own net asset value or the net asset value of a similar fund as the reference asset in a total return swap. This strategy serves to reduce “cash drag” (the impact of uninvested cash on the Fund’s overall return) by replacing it with the total return of the Fund’s own, or a similar fund’s investment holdings. The Fund records fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses.

Separate from the total return swap agreement with Goldman Sachs, the Core Opportunity Fund and the Strategic Income Fund entered into a Purchase and Settlement Agreement (“PSA”) on February 18, 2016 with Fifth Street Finance Corp (“FSC”) and affiliated parties. Under the terms of the PSA, which was entered into to resolve a then-pending shareholder activism campaign, upon the close of the total return swap entered into with Goldman Sachs, FSC or its affiliated parties will pay the Funds the difference per share between the final closing price of the FSC common share and $6.25. If upon the close of the swap, the price of the FSC common share is above $6.25, the Funds will pay FSC or its affiliated parties the difference. In addition, the Funds and FSC have agreed to split all monthly dividends paid on the FSC common shares through the closing of the total return swap. As of June 30, 2016 the price of the FSC common shares was $4.85, resulting in a net receivable (inclusive of the dividend payable noted above) of $2,022,178 in the Core Opportunity Fund and $3,291,425 in the Strategic Income Fund. The Funds also agreed not to amend, modify, waive, extend, or voluntarily terminate or settle any of the total return swaps entered into with Goldman Sachs unless FSC directs them in writing. If early settlement of the total return swap occurs, the Funds may receive a daily finance charge from FSC or its affiliated parties if payment is not received from FSC or its affiliated parties concurrent with the total return swap settlement.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the Fund.

As required by the swap agreement, the Core Opportunity Fund and the Strategic Income Fund segregate sufficient assets as collateral to satisfy the current obligations with respect to total return swaps.

5. LOAN PARTICIPATIONS AND ASSIGNMENTS

The High Income Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The High Income Fund will normally invest in corporate debt issuers in North America and Europe. The High Income Fund investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The High Income Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The High Income Fund will generally purchase assignments of these loans, in which case it will typically become a lender for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the High Income Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the High Income Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The High Income Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the High Income Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The High Income Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the High Income Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. At June 30, 2016, the High Income Fund had $686,285 in unsettled domestic and foreign loan commitments.

6. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies.  As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, return of capital distributions received, shares and value of investment in affiliated companies for the nine months ended June 30, 2016 were as follows:

Core Opportunity Fund

SECURITY NAME	SHARE BALANCE AT OCTOBER 1, 2015	PURCHASES	SALES	SHARE BALANCE AT June 30, 2016	DIVIDENDS	REALIZED GAINS (LOSSES)	Market Value June 30, 2016
Clough Global Equity Fund	553,130	658,454	-	1,211,584	$928,284	$-	$12,976,065
Clough Global Opportunities Fund	2,863,442	189,973	-	3,053,415	2,679,893	-	$28,488,362
					$3,608,177	$-	$41,464,427

Strategic Income Fund

SECURITY NAME	SHARE BALANCE AT OCTOBER 1, 2015	PURCHASES	SALES	SHARE BALANCE AT June 30, 2016	DIVIDENDS	REALIZED GAINS (LOSSES)	Market Value June 30, 2016
RiverNorth/Oaktree High Income Fund, Class I	2,600,690	141,823	-	2,742,513	$1,273,841	$-	$25,231,123
					$1,273,841	$-	$25,231,123

7. FEDERAL INCOME TAXES

It is the Funds’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute all of their taxable net income to their shareholders.  In addition, the Trust intends to pay distributions as required to avoid imposition of excise tax.  Therefore, no federal income tax provision is required.

As of June 30, 2016, net unrealized appreciation (depreciation) of investments based on federal tax costs was as follows:

Fund	Gross Appreciation (excess of value over tax)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
Core Opportunity Fund*	$53,874,764	$(62,527,339)	$(8,652,575)	$756,469,217
Strategic Income Fund*	60,703,518	(129,724,985)	(69,021,467)	2,083,528,688
Equity Opportunity Fund*	309,889	(674,637)	(364,748)	14,005,986
High Income Fund*	741,636	(5,627,726)	(4,886,090)	84,055,201

Item 2.	Controls and Procedures.

(a)	Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: RiverNorth Funds

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date: August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President & Chief Executive Officer

Date: August 29, 2016

By:	/s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer & Chief Financial Officer

Date: August 29, 2016